First Trust STOXX® European Select Dividend Index Fund (FDD)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 98.3%
	Belgium — 5.4%
122,509	Ageas S.A./N.V. (b)	$4,966,434
64,996	Cofinimmo S.A. (b)	4,884,062
		9,850,496
	Denmark — 4.3%
4,562	AP Moller - Maersk A/S, Class A (b)	7,954,766
	France — 14.2%
76,085	BNP Paribas S.A. (b)	4,801,429
85,589	Covivio S.A. (b)	4,043,229
525,932	Credit Agricole S.A. (b)	6,244,859
483,714	Orange S.A. (b)	5,652,910
218,630	Rubis SCA (b)	5,311,178
		26,053,605
	Germany — 11.4%
18,286	Allianz SE (b)	4,259,254
55,572	Bayerische Motoren Werke AG (Preference Shares) (b)	6,332,720
227,433	Evonik Industries AG (b)	4,333,693
75,968	Mercedes-Benz Group AG (b)	6,114,777
		21,040,444
	Italy — 5.7%
473,808	Poste Italiane S.p.A. (b) (c) (d)	5,132,740
1,020,496	Snam S.p.A. (b)	5,333,484
		10,466,224
	Jersey — 4.6%
1,482,305	Glencore PLC (b)	8,404,517
	Netherlands — 6.8%
131,880	ASR Nederland N.V. (b)	5,948,264
175,540	NN Group N.V. (b)	6,498,097
		12,446,361
	Norway — 7.2%
256,428	Aker BP ASA (b)	6,016,161
205,511	Yara International ASA (b)	7,261,095
		13,277,256
	Spain — 8.3%
214,895	ACS Actividades de Construccion y Servicios S.A. (b)	7,556,552
356,100	Endesa S.A. (b)	7,651,764
		15,208,316
	Sweden — 2.7%
607,909	Tele2 AB, Class B (b)	5,027,591
	Switzerland — 5.0%
77,965	Holcim AG (b)	5,255,406
8,350	Zurich Insurance Group AG (b)	3,972,000
		9,227,406
	United Kingdom — 22.7%
577,559	Close Brothers Group PLC (b)	6,479,614
Shares	Description	Value

	United Kingdom (Continued)
655,574	IG Group Holdings PLC (b)	$5,640,468
2,656,894	Legal & General Group PLC (b)	7,692,528
119,765	Rio Tinto PLC (b)	7,611,046
283,178	SSE PLC (b)	6,640,565
5,932,975	Taylor Wimpey PLC (b)	7,750,821
		41,815,042
	Total Common Stocks	180,772,024
	(Cost $189,360,138)
MONEY MARKET FUNDS — 0.0%
98,133	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.94% (e)	98,133
	(Cost $98,133)

	Total Investments — 98.3%	180,870,157
	(Cost $189,458,271)
	Net Other Assets and Liabilities — 1.7%	3,106,542
	Net Assets — 100.0%	$183,976,699

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2023, securities noted as such are valued at $180,772,024 or 98.3% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of June 30, 2023.

First Trust STOXX® European Select Dividend Index Fund (FDD)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)

Sector Allocation	% of Total Long-Term Investments
Financials	34.1%
Materials	18.2
Utilities	13.8
Consumer Discretionary	11.2
Industrials	8.6
Communication Services	5.9
Real Estate	4.9
Energy	3.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	52.6%
British Pound Sterling	27.8
Norwegian Krone	7.3
Swiss Franc	5.1
Danish Krone	4.4
Swedish Krona	2.8
United States Dollar	0.0‡
Total	100.0%

‡	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$180,772,024	$—	$180,772,024	$—
Money Market Funds	98,133	98,133	—	—
Total Investments	$180,870,157	$98,133	$180,772,024	$—

*	See Portfolio of Investments for country breakout.

First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.6%
	Belgium — 0.9%
8,135	Warehouses De Pauw C.V.A. (b)	$223,409
	Canada — 1.1%
24,390	Dream Industrial Real Estate Investment Trust	259,780
	Cayman Islands — 1.0%
136,066	ESR Group Ltd. (b) (c) (d)	234,340
	Japan — 6.8%
182	Daiwa House REIT Investment Corp. (b)	348,957
497	GLP J-REIT (b)	490,215
73	Mitsui Fudosan Logistics Park, Inc. (b)	253,533
266	Nippon Prologis REIT, Inc. (b)	534,607
		1,627,312
	Singapore — 6.1%
420,464	Frasers Logistics & Commercial Trust (b) (d)	389,327
230,294	Keppel DC REIT (b)	368,803
577,477	Mapletree Logistics Trust	691,743
		1,449,873
	United Kingdom — 5.3%
109,583	Segro PLC (b)	999,379
165,839	Tritax Big Box REIT PLC (b)	263,937
		1,263,316
	United States — 78.4%
7,443	American Tower Corp.	1,443,495
37,295	Americold Realty Trust, Inc.	1,204,628
11,716	Crown Castle, Inc.	1,334,921
17,068	Digital Realty Trust, Inc.	1,943,533
67,536	DigitalBridge Group, Inc.	993,455
6,530	EastGroup Properties, Inc.	1,133,608
2,214	Equinix, Inc.	1,735,643
20,764	First Industrial Realty Trust, Inc.	1,093,017
78,006	LXP Industrial Trust	760,559
12,870	Prologis, Inc.	1,578,248
21,355	Rexford Industrial Realty, Inc.	1,115,158
5,913	SBA Communications Corp.	1,370,397
32,381	STAG Industrial, Inc.	1,161,830
16,788	Terreno Realty Corp.	1,008,959
187,579	Uniti Group, Inc.	866,615
		18,744,066
	Total Common Stocks	23,802,096
	(Cost $22,679,489)
Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
84,548	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.94% (e)	$84,548
	(Cost $84,548)

	Total Investments — 99.9%	23,886,644
	(Cost $22,764,037)
	Net Other Assets and Liabilities — 0.1%	21,613
	Net Assets — 100.0%	$23,908,257

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2023, securities noted as such are valued at $4,106,507 or 17.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value
between the foreign markets’ close and the New York Stock
Exchange close exceeding a certain threshold. On days when
this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they
are principally traded.

(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of June 30, 2023.

Sector Allocation	% of Total Long-Term Investments
Real Estate	100.0%

First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Currency Exposure Diversification	% of Total Investments
United States Dollar	78.8%
Japanese Yen	6.8
Singapore Dollar	6.1
British Pound Sterling	5.3
Canadian Dollar	1.1
Hong Kong Dollar	1.0
Euro	0.9
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$259,780	$259,780	$—	$—
Singapore	1,449,873	691,743	758,130	—
United States	18,744,066	18,744,066	—	—
Other Country Categories*	3,348,377	—	3,348,377	—
Money Market Funds	84,548	84,548	—	—
Total Investments	$23,886,644	$19,780,137	$4,106,507	$—

*	See Portfolio of Investments for country breakout.

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.3%
	Australia — 4.4%
615,240	Fortescue Metals Group Ltd. (b)	$9,129,396
3,100,756	Harvey Norman Holdings Ltd. (b)	7,212,203
286,708	JB Hi-Fi Ltd. (b)	8,391,021
682,071	Super Retail Group Ltd. (b)	5,218,740
		29,951,360
	Belgium — 0.9%
150,256	Ageas S.A./N.V. (b)	6,091,280
	Bermuda — 1.5%
1,102,211	CK Infrastructure Holdings Ltd. (b)	5,846,218
141,147	Lazard Ltd., Class A	4,516,704
		10,362,922
	Canada — 13.0%
120,823	Bank of Nova Scotia (The)	6,045,026
143,771	BCE, Inc.	6,555,024
1,475,712	Birchcliff Energy Ltd.	8,733,408
120,641	Canadian Imperial Bank of Commerce	5,150,749
192,951	Canadian Utilities Ltd., Class A	4,997,282
207,483	Great-West Lifeco, Inc.	6,025,191
168,119	IGM Financial, Inc.	5,118,127
307,485	Labrador Iron Ore Royalty Corp.	7,213,915
212,771	Laurentian Bank of Canada	5,309,839
271,742	Manulife Financial Corp.	5,136,380
1,236,604	Peyto Exploration & Development Corp.	10,230,745
197,840	Power Corp. of Canada	5,325,514
166,568	TC Energy Corp.	6,731,875
257,476	TELUS Corp.	5,010,554
		87,583,629
	Cayman Islands — 0.8%
924,940	CK Hutchison Holdings Ltd. (b)	5,645,227
	Denmark — 1.4%
5,369	AP Moller - Maersk A/S, Class A (b)	9,361,933
	Finland — 1.9%
510,508	Fortum OYJ (b)	6,831,884
767,708	Metsa Board OYJ, Class B (b)	5,663,687
		12,495,571
	France — 2.7%
604,327	ALD S.A. (b) (c) (d)	6,471,132
375,024	Nexity S.A. (b)	7,582,198
76,058	TotalEnergies SE (b)	4,366,093
		18,419,423
	Germany — 5.8%
21,547	Allianz SE (b)	5,018,820
135,645	BASF SE (b)	6,590,086
277,198	Freenet AG (b)	6,961,207
Shares	Description	Value

	Germany (Continued)
64,394	Hapag-Lloyd AG (b) (c) (d)	$13,071,309
88,971	Mercedes-Benz Group AG (b)	7,161,408
		38,802,830
	Hong Kong — 4.1%
1,811,663	Henderson Land Development Co., Ltd. (b)	5,395,161
1,940,122	Hysan Development Co., Ltd. (b)	4,741,321
3,206,134	New World Development Co., Ltd. (b)	7,924,118
18,814,544	PCCW Ltd. (b)	9,760,417
		27,821,017
	Israel — 1.3%
1,542,585	ICL Group Ltd. (b)	8,466,924
	Italy — 4.6%
4,394,369	A2A S.p.A. (b)	8,039,468
1,231,643	Anima Holding S.p.A. (b) (c) (d)	4,585,215
242,252	Azimut Holding S.p.A. (b)	5,227,252
489,409	Eni S.p.A. (b)	7,045,742
550,887	Poste Italiane S.p.A. (b) (c) (d)	5,967,733
		30,865,410
	Japan — 8.2%
299,254	Aozora Bank Ltd. (b)	5,564,308
431,300	Haseko Corp. (b)	5,314,696
328,870	Japan Tobacco, Inc. (b)	7,204,223
594,100	Mitsui OSK Lines Ltd. (b)	14,293,529
134,200	MS&AD Insurance Group Holdings, Inc. (b)	4,752,331
545,700	Nippon Yusen KK (b)	12,119,261
269,300	Sumitomo Corp. (b)	5,713,193
		54,961,541
	Jersey — 1.7%
5,035,101	Centamin PLC (b)	5,841,990
208,098	Janus Henderson Group PLC	5,670,670
		11,512,660
	Luxembourg — 0.6%
135,108	APERAM S.A. (b)	4,219,059
	Mauritius — 0.9%
32,270,000	Golden Agri-Resources Ltd. (b)	5,855,082
	Netherlands — 3.6%
133,803	ASR Nederland N.V. (b)	6,034,998
52,077	LyondellBasell Industries N.V., Class A	4,782,231
177,322	NN Group N.V. (b)	6,564,063
514,203	SBM Offshore N.V. (b)	7,048,722
		24,430,014
	New Zealand — 1.0%
2,059,830	Spark New Zealand Ltd. (b)	6,445,832

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Norway — 2.1%
984,694	Norsk Hydro ASA (b)	$5,870,019
236,967	Yara International ASA (b)	8,372,496
		14,242,515
	South Korea — 12.0%
1,854,263	BNK Financial Group, Inc. (b)	9,787,821
105,680	DB Insurance Co., Ltd. (b)	6,002,359
1,376,944	DGB Financial Group, Inc. (b)	7,619,403
220,849	Hana Financial Group, Inc. (b)	6,592,897
104,059	Hyundai Motor Co. (Preference Shares) (b)	8,691,113
1,201,749	Industrial Bank of Korea (b)	9,453,495
147,960	KB Financial Group, Inc. (b)	5,370,164
85,339	KT&G Corp. (b)	5,360,698
39,987	Samsung Fire & Marine Insurance Co., Ltd. (b)	6,977,950
208,757	Samsung Securities Co.,Ltd. (b)	5,729,745
1,035,138	Woori Financial Group, Inc. (b)	9,298,511
		80,884,156
	Spain — 7.5%
227,000	ACS Actividades de Construccion y Servicios S.A. (b)	7,982,212
245,936	Cia de Distribucion Integral Logista Holdings S.A. (b)	6,632,010
554,455	Enagas S.A. (b)	10,897,073
3,288,163	Mapfre S.A. (b)	6,536,969
164,117	Naturgy Energy Group S.A. (b)	4,892,417
377,265	REDEIA Corp., S.A. (b)	6,344,491
1,837,671	Telefonica S.A. (b)	7,460,888
		50,746,060
	Sweden — 1.2%
5,458,358	Samhallsbyggnadsbolaget iNorden AB (b)	2,092,189
2,831,981	Telia Co., AB (b)	6,212,954
		8,305,143
	Switzerland — 2.3%
33,222	Helvetia Holding AG (b)	4,502,723
57,489	Swiss Re AG (b)	5,792,753
11,139	Zurich Insurance Group AG (b)	5,298,696
		15,594,172
	United Kingdom — 5.7%
2,328,284	abrdn PLC (b)	6,465,633
2,017,757	Ashmore Group PLC (b)	5,340,337
193,752	British American Tobacco PLC (b)	6,437,510
2,327,352	Legal & General Group PLC (b)	6,738,402
Shares	Description	Value

	United Kingdom (Continued)
1,024,562	Phoenix Group Holdings PLC (b)	$6,932,152
99,510	Rio Tinto PLC (b)	6,323,844
		38,237,878
	United States — 10.1%
170,504	Altria Group, Inc.	7,723,831
310,795	AT&T, Inc.	4,957,180
481,915	Camping World Holdings, Inc., Class A	14,505,642
259,827	Kohl’s Corp.	5,989,012
429,192	Northwest Bancshares, Inc.	4,549,435
52,006	Prudential Financial, Inc.	4,587,969
478,548	Sitio Royalties Corp., Class A	12,571,456
120,853	Universal Corp.	6,035,399
606,175	Western Union (The) Co.	7,110,433
		68,030,357
	Total Common Stocks	669,331,995
	(Cost $719,157,058)
MONEY MARKET FUNDS — 0.1%
527,420	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.94% (e)	527,420
	(Cost $527,420)

	Total Investments — 99.4%	669,859,415
	(Cost $719,684,478)
	Net Other Assets and Liabilities — 0.6%	4,103,953
	Net Assets — 100.0%	$673,963,368

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2023, securities noted as such are valued at $498,748,404 or 74.0% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of June 30, 2023.

Sector Allocation	% of Total Long-Term Investments
Financials	34.2%
Industrials	12.1
Materials	10.8
Consumer Discretionary	9.3
Energy	8.5
Communication Services	8.0
Utilities	7.2
Consumer Staples	5.8
Real Estate	4.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	27.0%
Canadian Dollar	13.1
United States Dollar	12.5
South Korean Won	12.1
Japanese Yen	8.2
British Pound Sterling	6.6
Hong Kong Dollar	5.9
Australian Dollar	4.5
Swiss Franc	2.3
Norwegian Krone	2.1
Danish Krone	1.4
Israel Shekel	1.3
Swedish Krona	1.2
New Zealand Dollar	0.9
Singapore Dollar	0.9
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$10,362,922	$4,516,704	$5,846,218	$—
Canada	87,583,629	87,583,629	—	—
Jersey	11,512,660	5,670,670	5,841,990	—
Netherlands	24,430,014	4,782,231	19,647,783	—
United States	68,030,357	68,030,357	—	—
Other Country Categories*	467,412,413	—	467,412,413	—
Money Market Funds	527,420	527,420	—	—
Total Investments	$669,859,415	$171,111,011	$498,748,404	$—

*	See Portfolio of Investments for country breakout.

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.5%
	Bermuda — 0.7%
20,331,882	Concord New Energy Group Ltd. (b)	$1,690,535
	Brazil — 0.8%
1,289,093	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia S.A. (c)	358,067
670,813	Omega Energia S.A. (c)	1,583,097
		1,941,164
	Canada — 12.4%
300,829	Boralex, Inc., Class A	8,190,906
549,575	Innergex Renewable Energy, Inc.	5,119,272
837,187	Northland Power, Inc.	17,461,013
130,353	TransAlta Renewables, Inc.	1,119,771
		31,890,962
	Cayman Islands — 0.2%
1,485,541	China High Speed Transmission Equipment Group Co., Ltd. (b) (c)	463,939
	China — 6.4%
7,405,509	China Datang Corp. Renewable Power Co., Ltd., Class H (b)	2,481,542
11,238,938	China Longyuan Power Group Corp., Ltd., Class H (b)	11,608,416
2,088,092	China Suntien Green Energy Corp., Ltd., Class H (b)	751,026
2,316,666	Xinjiang Goldwind Science & Technology Co., Ltd., Class H (b)	1,592,294
		16,433,278
	Denmark — 16.4%
312,500	Cadeler A/S (c) (d)	1,307,227
232,542	Orsted A/S (b) (e) (f)	22,045,522
713,158	Vestas Wind Systems A/S (b) (c)	18,960,965
		42,313,714
	France — 3.1%
347,315	Engie S.A. (b)	5,783,823
71,415	Neoen S.A. (b) (e) (f)	2,263,908
		8,047,731
	Germany — 7.3%
20,708	Energiekontor AG (b)	1,585,796
427,898	Nordex SE (b) (c) (d)	5,203,917
113,675	PNE AG (b)	1,757,902
119,419	RWE AG (b)	5,203,852
68,723	SGL Carbon SE (b) (c) (d)	633,552
253,317	Siemens Energy AG (b) (c)	4,479,113
		18,864,132
	Greece — 1.5%
175,425	Terna Energy S.A. (b)	3,864,865
Shares	Description	Value

	Italy — 6.6%
903,788	Enel S.p.A. (b)	$6,093,739
186,932	ERG S.p.A. (b)	5,513,133
132,126	Prysmian S.p.A. (b)	5,526,010
		17,132,882
	Japan — 4.4%
100,800	Hitachi Ltd. (b)	6,267,392
890,910	Toray Industries, Inc. (b)	4,967,192
		11,234,584
	Marshall Islands — 0.4%
85,583	Eneti, Inc.	1,036,410
	Norway — 0.1%
278,198	Aker Horizons ASA (b) (c)	175,999
	Portugal — 1.9%
1,006,164	EDP - Energias de Portugal S.A. (b)	4,917,808
	South Korea — 2.5%
48,151	CS Bearing Co., Ltd. (b) (c)	513,191
79,465	CS Wind Corp. (b)	5,234,085
34,891	Dongkuk Structures & Construction Co., Ltd. (b) (c)	112,601
357,871	Unison Co., Ltd. (b) (c)	580,294
		6,440,171
	Spain — 13.9%
26,983	Acciona S.A. (b)	4,581,457
990,303	EDP Renovaveis S.A. (b)	19,789,775
258,775	Endesa S.A. (b) (d)	5,560,475
442,287	Iberdrola S.A. (b)	5,775,752
		35,707,459
	Sweden — 3.0%
73,123	Eolus Vind AB, Class B (b)	483,649
403,470	OX2 AB (b) (c)	2,731,050
266,595	SKF AB, Class B (b)	4,645,551
		7,860,250
	Switzerland — 1.6%
23,940	BKW AG (b)	4,232,591
	Taiwan — 1.0%
594,228	Century Iron & Steel Industrial Co., Ltd. (b)	2,601,395
	United Kingdom — 0.8%
399,195	ReNew Energy Global PLC, Class A (c) (d)	2,187,589
	United States — 14.5%
99,399	Alliant Energy Corp.	5,216,460
34,258	American Superconductor Corp. (c)	214,455
50,282	Arcosa, Inc.	3,809,867
91,438	Clearway Energy, Inc., Class C	2,611,469
60,160	General Electric Co.	6,608,576
69,858	Hexcel Corp.	5,310,605

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	United States (Continued)
71,747	NextEra Energy, Inc.	$5,323,627
52,113	Owens Corning	6,800,747
132,088	TPI Composites, Inc. (c)	1,369,753
		37,265,559
	Total Common Stocks	256,303,017
	(Cost $285,609,222)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 5.3%
$6,694,767	Bank of America Corp., 5.05% (g), dated 06/30/23, due 07/03/23, with a maturity value of $6,697,584. Collateralized by U.S. Treasury Securities, interest rates of 2.88% to 4.38%, due 02/15/38 to 02/15/49. The value of the collateral including accrued interest is $6,828,664. (h)	6,694,767
6,970,106	JPMorgan Chase & Co., 5.05% (g), dated 06/30/23, due 07/03/23, with a maturity value of $6,973,039. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 2.75%, due 07/05/23 to 09/30/26. The value of the collateral including accrued interest is $7,109,508. (h)	6,970,106
	Total Repurchase Agreements	13,664,873
	(Cost $13,664,873)

	Total Investments — 104.8%	269,967,890
	(Cost $299,274,095)
	Net Other Assets and Liabilities — (4.8)%	(12,431,579)
	Net Assets — 100.0%	$257,536,311

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2023, securities noted as such are valued at $180,674,106 or 70.2% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)	Non-income producing security.
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $13,075,201 and the total value of the collateral held by the Fund is $13,664,873.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of June 30, 2023.
(h)	This security serves as collateral for securities on loan.

Sector Allocation	% of Total Long-Term Investments
Utilities	62.5%
Industrials	34.2
Materials	3.0
Energy	0.3
Total	100.0%

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Euro	32.8%
United States Dollar	20.0
Danish Krone	15.2
Canadian Dollar	11.8
Hong Kong Dollar	6.9
Japanese Yen	4.2
Swedish Krona	2.9
South Korean Won	2.4
Swiss Franc	1.6
New Taiwan Dollar	1.0
Brazilian Real	0.7
Norwegian Krone	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$1,941,164	$1,941,164	$—	$—
Canada	31,890,962	31,890,962	—	—
Denmark	42,313,714	1,307,227	41,006,487	—
Marshall Islands	1,036,410	1,036,410	—	—
United Kingdom	2,187,589	2,187,589	—	—
United States	37,265,559	37,265,559	—	—
Other Country Categories*	139,667,619	—	139,667,619	—
Repurchase Agreements	13,664,873	—	13,664,873	—
Total Investments	$269,967,890	$75,628,911	$194,338,979	$—

*	See Portfolio of Investments for country breakout.

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Building Products — 11.4%
1,123	A.O. Smith Corp.	$81,732
798	Builders FirstSource, Inc. (a)	108,528
354	Carlisle Cos., Inc.	90,812
1,690	Carrier Global Corp.	84,010
1,264	Fortune Brands Innovations, Inc.	90,945
1,296	Johnson Controls International PLC	88,309
297	Lennox International, Inc.	96,843
1,528	Masco Corp.	87,677
761	Owens Corning	99,310
424	Trane Technologies PLC	81,094
		909,260
	Construction & Engineering — 3.1%
901	AECOM	76,306
452	Quanta Services, Inc.	88,795
1,773	WillScot Mobile Mini Holdings Corp. (a)	84,732
		249,833
	Construction Materials — 2.5%
214	Martin Marietta Materials, Inc.	98,802
440	Vulcan Materials Co.	99,193
		197,995
	Electric Utilities — 14.3%
1,360	Alliant Energy Corp.	71,373
793	American Electric Power Co., Inc.	66,771
966	Constellation Energy Corp.	88,437
752	Duke Energy Corp.	67,485
1,021	Edison International	70,909
683	Entergy Corp.	66,504
1,201	Evergy, Inc.	70,162
936	Eversource Energy	66,381
1,737	Exelon Corp.	70,765
1,809	FirstEnergy Corp.	70,334
945	NextEra Energy, Inc.	70,119
2,075	NRG Energy, Inc.	77,584
4,436	PG&E Corp. (a)	76,654
2,591	PPL Corp.	68,558
1,028	Southern (The) Co.	72,217
1,049	Xcel Energy, Inc.	65,216
		1,139,469
	Electrical Equipment — 5.7%
538	AMETEK, Inc.	87,092
464	Eaton Corp. PLC	93,310
872	Emerson Electric Co.	78,820
Shares	Description	Value

	Electrical Equipment (Continued)
329	Hubbell, Inc.	$109,083
268	Rockwell Automation, Inc.	88,293
		456,598
	Energy Equipment & Services — 2.8%
2,530	Baker Hughes Co.	79,973
2,204	Halliburton Co.	72,710
1,436	Schlumberger N.V.	70,536
		223,219
	Gas Utilities — 1.0%
652	Atmos Energy Corp.	75,854
	Ground Transportation — 3.0%
2,450	CSX Corp.	83,545
360	Norfolk Southern Corp.	81,634
376	Union Pacific Corp.	76,937
		242,116
	Independent Power and Renewable Electricity Producers — 1.8%
2,918	AES (The) Corp.	60,490
3,001	Vistra Corp.	78,776
		139,266
	Industrial Conglomerates — 3.0%
702	3M Co.	70,263
790	General Electric Co.	86,782
380	Honeywell International, Inc.	78,850
		235,895
	IT Services — 8.6%
896	Akamai Technologies, Inc. (a)	80,524
1,149	Cloudflare, Inc., Class A (a)	75,110
964	GoDaddy, Inc., Class A (a)	72,425
332	MongoDB, Inc. (a)	136,449
984	Okta, Inc. (a)	68,240
527	Snowflake, Inc., Class A (a)	92,741
1,245	Twilio, Inc., Class A (a)	79,207
344	VeriSign, Inc. (a)	77,734
		682,430
	Machinery — 18.9%
336	Caterpillar, Inc.	82,673
322	Cummins, Inc.	78,942
1,178	Donaldson Co., Inc.	73,637
505	Dover Corp.	74,563
1,108	Fortive Corp.	82,845
1,048	Graco, Inc.	90,495
337	IDEX Corp.	72,543
322	Illinois Tool Works, Inc.	80,552
1,331	Ingersoll Rand, Inc.	86,994

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
467	Lincoln Electric Holdings, Inc.	$92,760
341	Nordson Corp.	84,629
918	Otis Worldwide Corp.	81,711
1,041	PACCAR, Inc.	87,080
233	Parker-Hannifin Corp.	90,879
312	Snap-on, Inc.	89,915
940	Stanley Black & Decker, Inc.	88,087
749	Westinghouse Air Brake Technologies Corp.	82,143
713	Xylem, Inc.	80,298
		1,500,746
	Metals & Mining — 3.9%
1,735	Freeport-McMoRan, Inc.	69,400
508	Nucor Corp.	83,302
304	Reliance Steel & Aluminum Co.	82,563
708	Steel Dynamics, Inc.	77,123
		312,388
	Multi-Utilities — 8.8%
827	Ameren Corp.	67,541
2,426	CenterPoint Energy, Inc.	70,718
1,207	CMS Energy Corp.	70,911
760	Consolidated Edison, Inc.	68,704
1,277	Dominion Energy, Inc.	66,136
658	DTE Energy Co.	72,393
2,629	NiSource, Inc.	71,903
1,174	Public Service Enterprise Group, Inc.	73,504
481	Sempra	70,029
761	WEC Energy Group, Inc.	67,151
		698,990
	Oil, Gas & Consumable Fuels — 4.7%
489	Cheniere Energy, Inc.	74,504
4,193	Kinder Morgan, Inc.	72,203
1,116	ONEOK, Inc.	68,880
973	Targa Resources Corp.	74,045
2,443	Williams (The) Cos., Inc.	79,715
		369,347
	Specialized REITs — 4.7%
353	American Tower Corp.	68,461
556	Crown Castle, Inc.	63,351
811	Digital Realty Trust, Inc.	92,348
105	Equinix, Inc.	82,314
281	SBA Communications Corp.	65,124
		371,598
Shares	Description	Value

	Water Utilities — 1.7%
490	American Water Works Co., Inc.	$69,947
1,689	Essential Utilities, Inc.	67,408
		137,355
	Total Common Stocks	7,942,359
	(Cost $7,274,550)
WARRANTS — 0.0%
	Construction & Engineering — 0.0%
298	Webuild S.p.A., expiring 7/5/23 (EUR) (a) (b) (c)	3
	(Cost $0)

	Total Investments — 99.9%	7,942,362
	(Cost $7,274,550)
	Net Other Assets and Liabilities — 0.1%	5,908
	Net Assets — 100.0%	$7,948,270

(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2023, securities noted as such are valued at $3 or 0.0% of net assets.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$7,942,359	$7,942,359	$—	$—
Warrants*	3	—	3	—
Total Investments	$7,942,362	$7,942,359	$3	$—

*	See Portfolio of Investments for industry breakout.

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.5%
	Austria — 0.1%
9,128	Verbund AG (b)	$732,302
	Belgium — 1.0%
72,332	Elia Group S.A./N.V. (b)	9,190,090
	Brazil — 1.3%
576,599	Alupar Investimento S.A.	3,610,216
4,051	Centrais Eletricas Brasileiras S.A., ADR	33,502
770,158	Energisa S.A.	8,074,419
		11,718,137
	Canada — 2.1%
37,108	Fortis, Inc.	1,599,166
600,718	Hydro One Ltd. (c) (d)	17,163,372
3,890	Stella-Jones, Inc.	200,321
		18,962,859
	China — 0.3%
75,513	BYD Co., Ltd., Class H (b)	2,421,299
	Denmark — 0.5%
81,309	NKT A/S (b) (e) (f)	4,933,885
	France — 9.5%
141,767	Engie S.A. (b)	2,360,840
52,979	Nexans S.A. (b)	4,594,375
391,366	Schneider Electric SE (b)	71,102,268
255,335	SPIE S.A. (b)	8,257,323
		86,314,806
	Germany — 2.1%
161,854	E. ON SE (b)	2,067,594
93,028	Infineon Technologies AG (b)	3,831,112
53,311	Siemens AG (b)	8,887,012
35,452	SMA Solar Technology AG (b) (e) (f)	4,336,357
		19,122,075
	Ireland — 18.5%
382,699	Eaton Corp. PLC	76,960,769
1,114,788	Johnson Controls International PLC	75,961,654
288,361	nVent Electric PLC	14,899,613
		167,822,036
	Italy — 5.1%
552,904	Enel S.p.A. (b)	3,727,924
471,806	Prysmian S.p.A. (b)	19,732,716
2,661,979	Terna - Rete Elettrica Nazionale S.p.A. (b)	22,704,515
		46,165,155
	Japan — 1.3%
5,335	GS Yuasa Corp. (b)	104,664
71,824	Hitachi Ltd. (b)	4,465,766
74,799	Meidensha Corp. (b)	1,041,896
19,325	NGK Insulators Ltd. (b)	230,886
Shares	Description	Value

	Japan (Continued)
187,970	Panasonic Holdings Corp. (b)	$2,304,875
124,500	Renesas Electronics Corp. (b) (e)	2,349,603
19,900	Takaoka Toko Co., Ltd. (b)	297,552
29,886	Toshiba Corp. (b)	937,803
		11,733,045
	Jersey — 4.3%
382,135	Aptiv PLC (e)	39,012,162
	Netherlands — 0.7%
39,093	Alfen N.V. (b) (c) (d) (e) (f)	2,628,588
16,713	NXP Semiconductors N.V.	3,420,817
5,736	STMicroelectronics N.V.	286,743
		6,336,148
	Portugal — 0.3%
195,495	EDP - Energias de Portugal S.A. (b)	955,517
669,019	REN - Redes Energeticas Nacionais SGPS S.A. (b)	1,821,851
		2,777,368
	South Korea — 3.6%
314	Hyosung Heavy Industries Corp. (b) (e)	27,518
22,704	LS Electric Co., Ltd. (b)	1,373,101
62,219	Samsung SDI Co., Ltd. (b)	31,771,170
		33,171,789
	Spain — 2.0%
424,645	Iberdrola S.A. (b)	5,545,368
767,777	REDEIA Corp., S.A. (b) (f)	12,911,759
		18,457,127
	Switzerland — 8.4%
1,850,201	ABB Ltd. (b)	72,788,481
40,474	Landis+Gyr Group AG (b)	3,481,014
		76,269,495
	Taiwan — 0.1%
37,568	Advantech Co., Ltd. (b)	494,609
32,219	Chung-Hsin Electric & Machinery Manufacturing Corp. (b)	142,318
		636,927
	United Kingdom — 7.4%
4,910,853	National Grid PLC (b)	65,110,046
73,495	SSE PLC (b)	1,723,468
		66,833,514
	United States — 30.9%
56,810	Advanced Energy Industries, Inc.	6,331,474
38,964	AES (The) Corp.	807,724
53,193	American Superconductor Corp. (e)	332,988
38,407	Analog Devices, Inc.	7,482,068
3,153	Arcosa, Inc.	238,903

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	United States (Continued)
1,436	AZZ, Inc.	$62,409
2,901	Belden, Inc.	277,481
296,531	Cisco Systems, Inc.	15,342,514
2,335	Digi International, Inc. (e)	91,976
43,775	Emerson Electric Co.	3,956,822
2,820	EnerSys	306,026
193,573	Enphase Energy, Inc. (e)	32,419,606
1,500	ESCO Technologies, Inc.	155,445
75,218	Fluence Energy, Inc. (e)	2,003,808
4,764	Generac Holdings, Inc. (e)	710,455
70,900	General Electric Co.	7,788,365
50,989	Honeywell International, Inc.	10,580,217
83,138	Hubbell, Inc.	27,565,235
66,076	International Business Machines Corp.	8,841,630
73,047	Itron, Inc. (e)	5,266,689
1,635	Littelfuse, Inc.	476,292
4,289	MasTec, Inc. (e)	505,973
26,553	MYR Group, Inc. (e)	3,673,342
44,482	NVIDIA Corp.	18,816,776
119,942	Oracle Corp.	14,283,893
5,336	Preformed Line Products Co.	832,950
81,063	QUALCOMM, Inc.	9,649,740
189,540	Quanta Services, Inc.	37,235,133
106,602	SolarEdge Technologies, Inc. (e)	28,681,268
82,524	Tesla, Inc. (e)	21,602,307
65,352	Texas Instruments, Inc.	11,764,667
18,028	Trimble, Inc. (e)	954,402
1,484	Valmont Industries, Inc.	431,918
3,456	WESCO International, Inc.	618,831
24,245	Willdan Group, Inc. (e)	464,534
		280,553,861
	Total Common Stocks	903,164,080
	(Cost $789,446,875)
MONEY MARKET FUNDS — 0.4%
3,912,320	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.99% (g) (h)	3,912,320
	(Cost $3,912,320)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.5%
$13,187,382	BNP Paribas S.A., 5.01% (g), dated 06/30/23, due 07/03/23, with a maturity value of $13,192,887. Collateralized by U.S. Treasury Securities, interest rates of 1.25% to 1.50%, due 08/15/26 to 11/30/26. The value of the collateral including accrued interest is $13,466,333. (h)	$13,187,382
	(Cost $13,187,382)

	Total Investments — 101.4%	920,263,782
	(Cost $806,546,577)
	Net Other Assets and Liabilities — (1.4)%	(12,671,982)
	Net Assets — 100.0%	$907,591,800

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2023, securities noted as such are valued at $381,387,465 or 42.0% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
(f)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $16,735,985 and the total value of the collateral held by the Fund is $17,099,702.

(g)	Rate shown reflects yield as of June 30, 2023.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Industrials	51.7%
Information Technology	23.3
Utilities	17.7
Consumer Discretionary	7.3
Materials	0.0‡
Total	100.0%

‡	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
United States Dollar	55.2%
Euro	20.1
Swiss Franc	8.3
British Pound Sterling	7.3
South Korean Won	3.6
Canadian Dollar	2.0
Japanese Yen	1.3
Brazilian Real	1.3
Danish Krone	0.5
Hong Kong Dollar	0.3
New Taiwan Dollar	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$11,718,137	$11,718,137	$—	$—
Canada	18,962,859	18,962,859	—	—
Ireland	167,822,036	167,822,036	—	—
Jersey	39,012,162	39,012,162	—	—
Netherlands	6,336,148	3,707,560	2,628,588	—
United States	280,553,861	280,553,861	—	—
Other Country Categories*	378,758,877	—	378,758,877	—
Money Market Funds	3,912,320	3,912,320	—	—
Repurchase Agreements	13,187,382	—	13,187,382	—
Total Investments	$920,263,782	$525,688,935	$394,574,847	$—

*	See Portfolio of Investments for country breakout.

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.1%
	Australia — 18.7%
176,674	Champion Iron Ltd. (b)	$719,107
112,702	GrainCorp Ltd., Class A (b)	589,630
89,292	Mineral Resources Ltd. (b)	4,276,450
480,330	Newcrest Mining Ltd. (b) (c)	8,568,345
605,412	Northern Star Resources Ltd. (b)	4,932,225
447,741	Whitehaven Coal Ltd. (b)	2,007,158
989,793	Woodside Energy Group Ltd. (b)	22,895,526
		43,988,441
	Brazil — 13.7%
101,890	Cia de Saneamento de Minas Gerais Copasa MG	450,059
1,777,652	Petroleo Brasileiro S.A., ADR	24,584,927
53,207	SLC Agricola S.A.	424,705
714,076	Suzano S.A., ADR	6,583,781
		32,043,472
	Canada — 12.3%
206,247	Agnico Eagle Mines Ltd.	10,308,225
101,356	Dundee Precious Metals, Inc.	669,458
259,963	Nutrien Ltd.	15,350,815
30,063	West Fraser Timber Co., Ltd.	2,582,729
		28,911,227
	Chile — 0.5%
574,389	Empresas CMPC S.A.	1,098,980
	China — 8.0%
12,917,315	China Petroleum & Chemical Corp., Class H (b)	7,594,608
1,838,063	China Shenhua Energy Co., Ltd., Class H (b)	5,632,963
581,800	Jiangxi Copper Co., Ltd., Class H (b)	899,340
3,080,682	Zijin Mining Group Co., Ltd., Class H (b)	4,562,123
		18,689,034
	Colombia — 4.5%
1,019,630	Ecopetrol S.A., ADR (c)	10,451,208
	Germany — 0.6%
16,041	Aurubis AG (b)	1,377,308
	Hong Kong — 0.6%
1,530,565	Guangdong Investment Ltd. (b)	1,322,004
	India — 1.3%
1,111,484	Coal India Ltd. (b)	3,135,582
	Indonesia — 0.4%
7,106,133	Adaro Energy Indonesia Tbk PT (b)	1,057,588
	Ireland — 2.4%
88,568	Pentair PLC	5,721,493
Shares	Description	Value

	Japan — 0.2%
15,800	Japan Petroleum Exploration Co., Ltd. (b)	$473,028
	Jersey — 0.3%
624,028	Centamin PLC (b)	724,030
	Luxembourg — 0.3%
23,032	APERAM S.A. (b)	719,227
	Norway — 2.5%
214,408	Aker BP ASA (b)	5,030,313
431,856	DNO ASA (b)	380,334
210,091	Var Energi ASA (b)	571,186
		5,981,833
	Poland — 0.9%
73,535	KGHM Polska Miedz S.A. (b)	2,036,123
	Portugal — 0.2%
116,674	Navigator (The) Co., S.A. (b)	395,274
	South Africa — 2.8%
481,747	Gold Fields Ltd., ADR	6,662,561
	Sweden — 1.8%
145,730	Boliden AB (b)	4,222,989
	United States — 27.1%
44,910	Alliance Resource Partners, L.P. (d)	830,386
17,599	Andersons (The), Inc.	812,194
280,763	Archer-Daniels-Midland Co.	21,214,452
29,182	California Water Service Group	1,506,667
103,856	CF Industries Holdings, Inc.	7,209,683
60,478	Chesapeake Energy Corp.	5,060,799
36,591	Civitas Resources, Inc.	2,538,318
63,532	FMC Corp.	6,628,929
15,247	SJW Group	1,068,967
45,955	Southern Copper Corp.	3,296,812
147,419	Tyson Foods, Inc., Class A	7,524,266
32,477	UFP Industries, Inc.	3,151,893
14,520	Watts Water Technologies, Inc., Class A	2,667,759
		63,511,125
	Total Common Stocks	232,522,527
	(Cost $251,481,823)
MONEY MARKET FUNDS — 0.2%
604,338	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.99% (e) (f)	604,338
	(Cost $604,338)

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.9%
$2,037,062	BNP Paribas S.A., 5.01% (e), dated 06/30/23, due 07/03/23, with a maturity value of $2,037,912. Collateralized by U.S. Treasury Securities, interest rates of 1.25% to 1.50%, due 08/15/26 to 11/30/26. The value of the collateral including accrued interest is $2,080,152. (f)	$2,037,062
	(Cost $2,037,062)

	Total Investments — 100.2%	235,163,927
	(Cost $254,123,223)
	Net Other Assets and Liabilities — (0.2)%	(582,184)
	Net Assets — 100.0%	$234,581,743

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2023, securities noted as such are valued at $84,122,461 or 35.9% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $2,531,638 and the total value of the collateral held by the Fund is $2,641,400.

(d)	Security is a Master Limited Partnership (“MLP”).
(e)	Rate shown reflects yield as of June 30, 2023.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Materials	40.3%
Energy	39.7
Consumer Staples	13.1
Industrials	5.0
Utilities	1.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	62.0%
Australian Dollar	18.7
Hong Kong Dollar	8.5
Norwegian Krone	2.5
Swedish Krona	1.8
Canadian Dollar	1.4
Indian Rupee	1.3
Euro	1.1
Polish Zloty	0.9
Chilean Peso	0.5
Indonesia Rupiah	0.4
Brazilian Real	0.4
British Pound Sterling	0.3
Japanese Yen	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$32,043,472	$32,043,472	$—	$—
Canada	28,911,227	28,911,227	—	—
Chile	1,098,980	1,098,980	—	—
Colombia	10,451,208	10,451,208	—	—
Ireland	5,721,493	5,721,493	—	—
South Africa	6,662,561	6,662,561	—	—
United States	63,511,125	63,511,125	—	—
Other Country Categories*	84,122,461	—	84,122,461	—
Money Market Funds	604,338	604,338	—	—
Repurchase Agreements	2,037,062	—	2,037,062	—
Total Investments	$235,163,927	$149,004,404	$86,159,523	$—

*	See Portfolio of Investments for country breakout.

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Australia — 0.9%
55,225	Incitec Pivot Ltd. (b)	$101,054
10,818	Nufarm Ltd. (b)	36,836
		137,890
	Belgium — 0.6%
2,447	Tessenderlo Group S.A. (b)	80,166
	Bermuda — 2.8%
4,263	Bunge Ltd.	402,214
	Canada — 4.5%
10,954	Nutrien Ltd.	646,697
	Chile — 2.0%
4,043	Sociedad Quimica y Minera de Chile S.A., ADR	293,603
	France — 0.3%
649	Vilmorin & Cie S.A. (b)	44,346
	Germany — 20.5%
24,819	BASF SE (b)	1,205,790
25,641	Bayer AG (b)	1,419,363
13,203	Evonik Industries AG (b)	251,580
5,423	K+S AG (b)	94,563
		2,971,296
	India — 8.7%
11,792	Chambal Fertilisers and Chemicals Ltd. (b)	39,275
8,327	Coromandel International Ltd. (b)	96,421
5,028	EID Parry India Ltd. (b)	28,385
3,737	Escorts Kubota Ltd. (b)	102,622
4,401	Gujarat Narmada Valley Fertilizers & Chemicals Ltd. (b)	32,214
35,206	Mahindra & Mahindra Ltd. (b)	625,518
14,136	Sumitomo Chemical India Ltd. (b)	75,275
7,215	Tata Chemicals Ltd. (b)	88,241
21,254	UPL Ltd. (b)	178,493
		1,266,444
	Israel — 1.4%
36,394	ICL Group Ltd. (b)	199,759
	Japan — 7.0%
33,800	Kubota Corp. (b)	494,794
5,700	Mitsui Chemicals, Inc. (b)	168,012
4,000	Nissan Chemical Corp. (b)	172,479
1,300	Sakata Seed Corp. (b)	37,672
47,000	Sumitomo Chemical Co., Ltd. (b)	142,852
		1,015,809
Shares	Description	Value

	Malaysia — 2.0%
226,501	Petronas Chemicals Group Bhd (b)	$291,597
	Mexico — 0.8%
56,939	Orbia Advance Corp. S.A.B. de C.V.	122,680
	Netherlands — 4.8%
37,923	CNH Industrial N.V.	546,091
5,978	OCI N.V. (b)	143,586
		689,677
	Qatar — 3.7%
171,257	Industries Qatar QSC (b)	532,840
	Russia — 0.0%
1,918	PhosAgro PJSC (b) (c) (d)	0
	Singapore — 3.5%
181,400	Wilmar International Ltd. (b)	511,043
	Switzerland — 0.9%
291	Bucher Industries AG (b)	128,779
	Turkey — 1.0%
9,473	Gubre Fabrikalari T.A.S. (b) (e)	99,182
2,838	Turk Traktor ve Ziraat Makineleri A.S.	44,307
		143,489
	United Arab Emirates — 1.5%
235,017	Fertiglobe PLC (b)	213,219
	United States — 33.0%
780	AdvanSix, Inc.	27,284
2,119	AGCO Corp.	278,479
340	Alamo Group, Inc.	62,530
5,481	CF Industries Holdings, Inc.	380,491
1,165	Compass Minerals International, Inc.	39,610
19,721	Corteva, Inc.	1,130,013
299	CVR Partners, L.P. (f)	24,123
3,748	Deere & Co.	1,518,652
3,355	FMC Corp.	350,061
312	Lindsay Corp.	37,234
9,401	Mosaic (The) Co.	329,035
1,587	Scotts Miracle-Gro (The) Co.	99,489
1,273	SiteOne Landscape Supply, Inc. (e)	213,049
2,952	Toro (The) Co.	300,071
		4,790,121

	Total Investments — 99.9%	14,481,669
	(Cost $17,459,863)
	Net Other Assets and Liabilities — 0.1%	14,616
	Net Assets — 100.0%	$14,496,285

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2023, securities noted as such are valued at $7,635,956 or 52.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value
between the foreign markets’ close and the New York Stock
Exchange close exceeding a certain threshold. On days when
this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they
are principally traded.

(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(e)	Non-income producing security.
(f)	Security is a Master Limited Partnership (“MLP”).

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Materials	49.6%
Industrials	29.4
Health Care	9.8
Consumer Staples	6.9
Consumer Discretionary	4.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	41.7%
Euro	22.4
Indian Rupee	8.7
Japanese Yen	7.0
Canadian Dollar	4.5
Qatar Riyal	3.7
Singapore Dollar	3.5
Malaysia Ringgit	2.0
United Arab Emirates Dirham	1.5
Israel Shekel	1.4
Turkish Lira	1.0
Australian Dollar	0.9
Swiss Franc	0.9
Mexican Peso	0.8
Russian Ruble	0.0‡
Total	100.0%

‡	Investment is valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$402,214	$402,214	$—	$—
Canada	646,697	646,697	—	—
Chile	293,603	293,603	—	—
Mexico	122,680	122,680	—	—
Netherlands	689,677	546,091	143,586	—
Russia	— **	—	—	— **
Turkey	143,489	44,307	99,182	—
United States	4,790,121	4,790,121	—	—
Other Country Categories*	7,393,188	—	7,393,188	—
Total Investments	$14,481,669	$6,845,713	$7,635,956	$— **

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust BICK Index Fund (BICK)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.5%
	Brazil — 23.7%
40,868	Ambev S.A., ADR	$129,960
43,844	B3 S.A. - Brasil Bolsa Balcao	133,779
37,020	Banco Bradesco S.A., ADR	128,089
13,088	Banco do Brasil S.A.	135,029
18,881	BB Seguridade Participacoes S.A.	121,333
16,544	Centrais Eletricas Brasileiras S.A.	137,343
20,746	Equatorial Energia S.A.	139,297
24,364	Gerdau S.A. (Preference Shares)	127,565
146,366	Hapvida Participacoes e Investimentos S.A. (b) (c) (d)	133,888
22,183	Itau Unibanco Holding S.A., ADR	130,880
66,515	Itausa S.A. (Preference Shares)	133,914
34,762	JBS S.A.	126,758
9,413	Localiza Rent a Car S.A.	134,662
153,684	Magazine Luiza S.A. (c)	108,165
9,880	Petroleo Brasileiro S.A., ADR	136,640
17,081	PRIO S.A. (c)	132,276
20,138	Rede D’Or Sao Luiz S.A. (b) (d)	138,454
28,050	Rumo S.A.	130,051
54,326	Sendas Distribuidora S.A.	156,005
13,042	Suzano S.A.	120,446
8,992	Vale S.A., ADR	120,673
15,528	WEG S.A.	122,422
		2,877,629
	Cayman Islands — 20.4%
1,433	Alibaba Group Holding Ltd., ADR (c)	119,441
11,242	ANTA Sports Products Ltd. (e)	115,522
928	Baidu, Inc., ADR (c)	127,052
3,498	JD.com, Inc., ADR	119,387
8,007	KE Holdings, Inc., ADR (c)	118,904
16,794	Kuaishou Technology (b) (c) (d) (e)	115,428
3,925	Li Auto, Inc., ADR (c)	137,768
21,174	Li Ning Co., Ltd. (e)	114,343
8,054	Meituan, Class B (b) (c) (d) (e)	126,294
1,340	NetEase, Inc., ADR	129,565
15,142	NIO, Inc., ADR (c)	146,726
16,917	NU Holdings Ltd., Class A (c)	133,475
425,000	SenseTime Group, Inc., Class B (b) (c) (d) (e)	112,794
9,100	StoneCo., Ltd., Class A (c)	115,934
2,845	Tencent Holdings Ltd. (e)	120,631
3,611	Trip.com Group Ltd., ADR (c)	126,385
22,401	Wuxi Biologics Cayman, Inc. (b) (c) (d) (e)	107,660
Shares	Description	Value

	Cayman Islands (Continued)
86,284	Xiaomi Corp., Class B (b) (c) (d) (e)	$118,635
6,460	XP, Inc., Class A (c)	151,552
4,517	ZTO Express Cayman, Inc., ADR	113,286
		2,470,782
	China — 6.6%
291,000	Bank of China Ltd., Class H (e)	116,834
3,686	BYD Co., Ltd., Class H (e)	118,190
178,351	China Construction Bank Corp., Class H (e)	115,469
24,681	China Merchants Bank Co., Ltd., Class H (e)	112,572
182,000	China Petroleum & Chemical Corp., Class H (e)	107,005
212,699	Industrial & Commercial Bank of China Ltd., Class H (e)	113,669
17,983	Ping An Insurance (Group) Co. of China Ltd., Class H (e)	114,856
		798,595
	India — 17.1%
5,165	Dr. Reddy’s Laboratories Ltd., ADR	325,963
4,426	HDFC Bank Ltd., ADR	308,492
12,437	ICICI Bank Ltd., ADR	287,046
17,860	Infosys Ltd., ADR	287,010
4,823	Reliance Industries Ltd., GDR (b) (e)	300,352
4,113	State Bank of India, GDR (d) (e)	288,195
58,412	Wipro Ltd., ADR	275,705
		2,072,763
	Jersey — 2.2%
3,669	WNS Holdings Ltd., ADR (c)	270,479
	Mauritius — 2.4%
10,934	MakeMyTrip Ltd. (c)	294,999
	South Korea — 23.8%
2,045	Celltrion Healthcare Co., Ltd. (e)	102,385
883	Celltrion, Inc. (e)	103,064
847	CosmoAM&T Co., Ltd. (c) (e)	120,971
9,411	Doosan Enerbility Co., Ltd. (c) (e)	130,036
608	Ecopro BM Co., Ltd. (e)	115,659
269	Ecopro Co., Ltd. (e)	155,382
3,382	Hanwha Solutions Corp. (c) (e)	109,062
552	HYBE Co., Ltd. (c) (e)	119,048
757	Hyundai Motor Co. (e)	119,072
2,693	Kakao Corp.	100,350
3,153	KB Financial Group, Inc. (e)	114,437
1,762	Kia Corp. (e)	118,690
3,136	Kum Yang Co., Ltd. (c) (e)	127,744
560	L&F Co., Ltd. (e)	104,225

First Trust BICK Index Fund (BICK)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
218	LG Chem Ltd. (e)	$110,976
1,232	LG Electronics, Inc. (e)	119,243
759	NAVER Corp. (e)	106,249
432	POSCO Future M Co., Ltd. (e)	116,551
420	POSCO Holdings, Inc. (e)	124,300
1,026	Samsung Electro-Mechanics Co., Ltd. (e)	113,274
2,120	Samsung Electronics Co., Ltd. (e)	116,734
211	Samsung SDI Co., Ltd. (e)	107,744
4,318	Shinhan Financial Group Co., Ltd. (e)	111,630
1,393	SK Hynix, Inc. (e)	122,395
800	SK Innovation Co., Ltd. (e) (f)	96,987
		2,886,208
	United Kingdom — 2.4%
52,112	ReNew Energy Global PLC, Class A (c)	285,574
	United States — 0.9%
2,019	Yum China Holdings, Inc.	114,074

	Total Investments — 99.5%	12,071,103
	(Cost $11,881,145)
	Net Other Assets and Liabilities — 0.5%	55,236
	Net Assets — 100.0%	$12,126,339

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2023, securities noted as such are valued at $5,104,307 or 42.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value
between the foreign markets’ close and the New York Stock
Exchange close exceeding a certain threshold. On days when
this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they
are principally traded.

(f)	Non-income producing security which makes payment-in- kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period (October 1, 2022 to June 30, 2023).

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Financials	23.7%
Consumer Discretionary	16.6
Information Technology	12.3
Materials	9.2
Industrials	8.4
Health Care	7.5
Communication Services	6.8
Energy	6.4
Utilities	4.7
Consumer Staples	3.4
Real Estate	1.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	43.3%
South Korean Won	23.9
Brazilian Real	18.5
Hong Kong Dollar	14.3
Total	100.0%

First Trust BICK Index Fund (BICK)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$2,470,782	$1,539,475	$931,307	$—
China	798,595	—	798,595	—
India	2,072,763	1,484,216	588,547	—
South Korea	2,886,208	100,350	2,785,858	—
Other Country Categories*	3,842,755	3,842,755	—	—
Total Investments	$12,071,103	$6,966,796	$5,104,307	$—

*	See Portfolio of Investments for country breakout.

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.5%
	Australia — 0.5%
792,353	Telstra Group Ltd. (b)	$2,273,027
	Brazil — 0.6%
258,553	Telefonica Brasil S.A., ADR	2,360,589
	Canada — 1.6%
49,959	BCE, Inc.	2,277,806
52,797	Rogers Communications, Inc., Class B	2,408,795
120,958	TELUS Corp.	2,353,876
		7,040,477
	Cayman Islands — 1.2%
3,884,601	Xiaomi Corp., Class B (b) (c) (d) (e)	5,341,071
	China — 2.8%
46,959,845	China Tower Corp., Ltd., Class H (b) (c) (e)	5,229,886
1,714,510	ZTE Corp., Class H (b)	6,890,809
		12,120,695
	Finland — 2.5%
98,192	Elisa OYJ (b)	5,241,930
1,351,796	Nokia OYJ, ADR (f)	5,623,471
		10,865,401
	France — 0.5%
201,180	Orange S.A. (b)	2,351,084
	Germany — 2.4%
113,040	Deutsche Telekom AG (b)	2,466,371
136,639	Infineon Technologies AG (b)	5,627,116
816,745	Telefonica Deutschland Holding AG (b)	2,298,744
		10,392,231
	Guernsey — 1.3%
57,773	Amdocs Ltd.	5,710,861
	Hong Kong — 1.4%
5,635,491	Lenovo Group Ltd. (b)	5,905,300
	India — 7.0%
226,772	Bharti Airtel Ltd. (b)	2,432,513
395,266	HCL Technologies Ltd. (b)	5,746,200
349,331	Infosys Ltd., ADR	5,613,749
137,610	Tata Consultancy Services Ltd. (b)	5,560,455
415,725	Tech Mahindra Ltd. (b)	5,755,819
1,133,122	Wipro Ltd., ADR	5,348,336
		30,457,072
	Indonesia — 0.5%
8,221,714	Telkom Indonesia Persero Tbk PT (b)	2,199,494
Shares	Description	Value

	Italy — 1.9%
428,935	Infrastrutture Wireless Italiane S.p.A. (b) (c) (e)	$5,662,066
8,503,008	Telecom Italia S.p.A. (b) (d)	2,397,269
		8,059,335
	Japan — 10.4%
39,832	Fujitsu Ltd. (b)	5,157,563
72,448	KDDI Corp. (b)	2,237,420
96,871	Kyocera Corp. (b)	5,266,110
382,665	Mitsubishi Electric Corp. (b)	5,409,677
110,559	NEC Corp. (b)	5,363,495
4,618,450	Nippon Telegraph & Telephone Corp. (b)	5,465,041
311,659	Renesas Electronics Corp. (b) (d)	5,881,727
496,798	SoftBank Corp. (b)	5,308,436
55,976	Sony Group Corp. (b)	5,052,965
		45,142,434
	Malaysia — 0.5%
2,448,855	CelcomDigi Bhd (b)	2,158,210
	Mexico — 0.5%
2,041,845	America Movil S.A.B. de C.V., Series B	2,218,748
	Netherlands — 3.2%
682,364	Koninklijke KPN N.V. (b)	2,436,028
28,772	NXP Semiconductors N.V.	5,889,053
114,950	STMicroelectronics N.V. (b)	5,734,150
		14,059,231
	New Zealand — 0.5%
732,757	Spark New Zealand Ltd. (b)	2,293,019
	Norway — 0.5%
226,298	Telenor ASA (b)	2,294,557
	Philippines — 0.6%
74,915	Globe Telecom, Inc. (b)	2,354,992
	Qatar — 0.6%
824,698	Ooredoo QPSC	2,478,625
	Russia — 0.0%
755,018	Mobile TeleSystems PJSC, ADR (b) (d) (g) (h)	0
	Singapore — 0.5%
1,259,052	Singapore Telecommunications Ltd. (b)	2,331,979
	South Africa — 1.1%
321,868	MTN Group Ltd. (b)	2,364,877
372,186	Vodacom Group Ltd. (b)	2,319,198
		4,684,075
	South Korea — 4.7%
196,924	KT Corp., ADR (f)	2,225,241
55,498	LG Electronics, Inc. (b)	5,371,567
99,176	Samsung Electronics Co., Ltd. (b)	5,460,956

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
55,717	Samsung SDS Co., Ltd. (b)	$5,222,830
60,468	SK Telecom Co., Ltd. (b)	2,139,704
		20,420,298
	Spain — 1.0%
56,484	Cellnex Telecom S.A. (b) (c) (e)	2,282,172
549,976	Telefonica S.A. (b)	2,232,886
		4,515,058
	Sweden — 2.3%
264,398	Tele2 AB, Class B (b)	2,186,651
1,033,593	Telefonaktiebolaget LM Ericsson, Class B (b)	5,615,818
1,013,559	Telia Co., AB (b)	2,223,601
		10,026,070
	Switzerland — 0.5%
3,731	Swisscom AG (b)	2,328,670
	Taiwan — 9.4%
420,042	Advantech Co., Ltd. (b)	5,530,149
1,354,420	ASE Technology Holding Co., Ltd. (b)	4,816,517
565,013	Chunghwa Telecom Co., Ltd. (b)	2,116,208
510,512	Delta Electronics, Inc. (b)	5,657,664
896,277	Far EasTone Telecommunications Co., Ltd. (b)	2,263,567
216,037	MediaTek, Inc. (b)	4,782,164
1,603,058	Taiwan Mobile Co., Ltd. (b)	4,923,983
53,969	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,446,552
3,221,679	United Microelectronics Corp. (b)	5,061,941
		40,598,745
	Thailand — 0.5%
368,300	Advanced Info Service PCL (b)	2,225,351
	United Arab Emirates — 0.5%
377,089	Emirates Telecommunications Group Co. PJSC (b)	2,313,953
	United Kingdom — 1.6%
2,916,337	BT Group PLC (b)	4,538,219
2,470,272	Vodafone Group PLC (b)	2,329,049
		6,867,268
	United States — 36.4%
44,558	Advanced Micro Devices, Inc. (d)	5,075,602
28,384	American Tower Corp.	5,504,793
29,688	Analog Devices, Inc.	5,783,519
29,870	Apple, Inc.	5,793,884
33,228	Arista Networks, Inc. (d)	5,384,930
142,872	AT&T, Inc.	2,278,808
6,707	Broadcom, Inc.	5,817,853
Shares	Description	Value

	United States (Continued)
126,820	Ciena Corp. (d)	$5,388,582
108,568	Cisco Systems, Inc.	5,617,308
46,674	Crown Castle, Inc.	5,318,036
51,609	Digital Realty Trust, Inc.	5,876,717
7,189	Equinix, Inc.	5,635,745
36,910	F5, Inc. (d)	5,398,457
341,371	Hewlett Packard Enterprise Co.	5,735,033
169,505	Intel Corp.	5,668,247
40,128	International Business Machines Corp.	5,369,528
179,430	Juniper Networks, Inc.	5,621,542
33,216	Keysight Technologies, Inc. (d)	5,562,019
90,316	Marvell Technology, Inc.	5,399,090
66,795	Microchip Technology, Inc.	5,984,164
82,573	Micron Technology, Inc.	5,211,182
19,317	Motorola Solutions, Inc.	5,665,290
14,006	NVIDIA Corp.	5,924,818
54,460	Qorvo, Inc. (d)	5,556,554
46,357	QUALCOMM, Inc.	5,518,337
23,555	SBA Communications Corp.	5,459,107
51,242	Skyworks Solutions, Inc.	5,671,977
17,617	T-Mobile US, Inc. (d)	2,447,001
64,802	Verizon Communications, Inc.	2,409,986
40,508	VMware, Inc., Class A (d)	5,820,594
		157,898,703
	Total Common Stocks	432,286,623
	(Cost $437,295,405)
MONEY MARKET FUNDS — 0.2%
790,197	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.99% (i) (j)	790,197
	(Cost $790,197)

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.6%
$2,663,543	BNP Paribas S.A., 5.01% (i), dated 06/30/23, due 07/03/23, with a maturity value of $2,664,655. Collateralized by U.S. Treasury Securities, interest rates of 1.25% to 1.50%, due 08/15/26 to 11/30/26. The value of the collateral including accrued interest is $2,719,885. (j)	$2,663,543
	(Cost $2,663,543)

	Total Investments — 100.3%	435,740,363
	(Cost $440,749,145)
	Net Other Assets and Liabilities — (0.3)%	(1,328,786)
	Net Assets — 100.0%	$434,411,577

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2023, securities noted as such are valued at $224,432,218 or 51.7% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $3,357,800 and the total value of the collateral held by the Fund is $3,453,740.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Rate shown reflects yield as of June 30, 2023.
(j)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Information Technology	61.8%
Communication Services	28.1
Real Estate	6.4
Consumer Discretionary	2.4
Industrials	1.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	45.8%
Japanese Yen	10.4
Euro	8.9
New Taiwan Dollar	8.1
Hong Kong Dollar	5.4
Indian Rupee	4.5
South Korean Won	4.2
Swedish Krona	2.3
Canadian Dollar	1.6
British Pound Sterling	1.6
South African Rand	1.1
Qatar Riyal	0.6
Philippines Peso	0.5
Singapore Dollar	0.5
Swiss Franc	0.5
United Arab Emirates Dirham	0.5
Norwegian Krone	0.5
New Zealand Dollar	0.5
Australian Dollar	0.5
Thai Baht	0.5
Mexican Peso	0.5
Indonesia Rupiah	0.5
Malaysia Ringgit	0.5
Total	100.0%

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$2,360,589	$2,360,589	$—	$—
Canada	7,040,477	7,040,477	—	—
Finland	10,865,401	5,623,471	5,241,930	—
Guernsey	5,710,861	5,710,861	—	—
India	30,457,072	10,962,085	19,494,987	—
Mexico	2,218,748	2,218,748	—	—
Netherlands	14,059,231	5,889,053	8,170,178	—
Qatar	2,478,625	2,478,625	—	—
Russia	— **	—	—	— **
South Korea	20,420,298	2,225,241	18,195,057	—
Taiwan	40,598,745	5,446,552	35,152,193	—
United States	157,898,703	157,898,703	—	—
Other Country Categories*	138,177,873	—	138,177,873	—
Money Market Funds	790,197	790,197	—	—
Repurchase Agreements	2,663,543	—	2,663,543	—
Total Investments	$435,740,363	$208,644,602	$227,095,761	$— **

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.8%
	Australia — 2.1%
22,942	Allkem Ltd. (b) (c)	$246,720
19,865	IGO Ltd. (c)	202,758
257,138	Nickel Industries Ltd. (c)	153,035
70,947	Pilbara Minerals Ltd. (c)	233,180
		835,693
	Austria — 0.5%
25,230	ams-OSRAM AG (b) (c)	181,830
	Belgium — 0.4%
1,452	Solvay S.A. (c)	162,363
	Canada — 0.9%
8,511	Lithium Americas Corp. (b)	172,007
3,164	Magna International, Inc.	178,576
		350,583
	Cayman Islands — 4.2%
2,495	Ambarella, Inc. (b)	208,757
1,964	Baidu, Inc., ADR (b)	268,891
137,628	Geely Automobile Holdings Ltd. (c)	168,986
23,321	Himax Technologies, Inc., ADR (d)	157,417
7,077	Li Auto, Inc., ADR (b) (d)	248,403
18,836	NIO, Inc., ADR (b)	182,521
17,175	XPeng, Inc., ADR (b) (d)	230,488
68,631	Yadea Group Holdings Ltd. (c) (e) (f)	156,559
		1,622,022
	Chile — 0.4%
2,238	Sociedad Quimica y Minera de Chile S.A., ADR	162,524
	China — 1.5%
6,901	BYD Co., Ltd., Class H (c)	221,278
28,060	Ganfeng Lithium Group Co., Ltd., Class H (c) (e) (f)	184,044
25,176	Tianqi Lithium Corp., Class H (b) (c)	175,978
		581,300
	France — 1.7%
3,660	Schneider Electric SE (c)	664,938
	Germany — 3.8%
2,486	Bayerische Motoren Werke AG (c)	305,796
2,344	Continental AG (c)	177,091
9,017	Infineon Technologies AG (c)	371,341
5,961	Mercedes-Benz Group AG (c)	479,810
1,061	Wacker Chemie AG (c)	145,754
		1,479,792
	India — 0.8%
8,471	Tata Motors Ltd., ADR (b) (c) (g)	307,499
Shares	Description	Value

	Japan — 6.6%
6,200	Aisin Corp. (c)	$191,462
3,100	Denso Corp. (c)	209,102
9,764	Honda Motor Co., Ltd. (c)	295,789
45,809	Nissan Motor Co., Ltd. (c)	188,006
18,400	Panasonic Holdings Corp. (c)	225,620
12,400	Renesas Electronics Corp. (b) (c)	234,017
10,810	Subaru Corp. (c)	203,593
64,260	Toyota Motor Corp. (c)	1,032,792
		2,580,381
	Jersey — 0.5%
1,869	Aptiv PLC (b)	190,806
	Netherlands — 3.6%
2,117	Alfen N.V. (b) (c) (e) (f)	142,346
906	Ferrari N.V.	294,640
1,797	NXP Semiconductors N.V.	367,810
16,412	Stellantis N.V. (c)	288,537
6,317	STMicroelectronics N.V.	315,787
7,107	Yandex N.V., Class A (b) (c) (g) (h)	0
		1,409,120
	South Korea — 8.3%
837	Ecopro BM Co., Ltd. (c)	159,222
970	Hyundai Mobis Co., Ltd. (c)	171,735
1,139	Hyundai Motor Co. (c)	179,158
2,594	Kia Corp. (c)	174,734
352	LG Chem Ltd. (c)	179,190
3,246	Lotte Energy Materials Corp. (c) (d)	119,668
2,147	LX Semicon Co., Ltd. (c)	186,878
30,582	Samsung Electronics Co., Ltd. (c)	1,683,945
361	Samsung SDI Co., Ltd. (c)	184,339
2,627	SK IE Technology Co., Ltd. (b) (c) (e) (f)	194,624
		3,233,493
	Sweden — 0.6%
11,729	Volvo AB, Class B (c)	242,732
	Switzerland — 0.8%
2,191	TE Connectivity Ltd.	307,091
	Taiwan — 4.6%
17,722	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,788,504
	United Kingdom — 0.4%
43,838	Polestar Automotive Holding UK PLC, Class A, ADR (b) (d)	167,461
	United States — 58.1%
21,453	Adeia, Inc.	236,198
11,075	Advanced Micro Devices, Inc. (b)	1,261,553

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	United States (Continued)
844	Albemarle Corp.	$188,288
3,824	Allegro MicroSystems, Inc. (b)	172,615
14,360	Alphabet, Inc., Class A (b)	1,718,892
3,493	Analog Devices, Inc.	680,471
9,318	Apple, Inc.	1,807,412
22,495	Blink Charging Co. (b) (d)	134,745
3,562	BorgWarner, Inc.	174,217
6,316	Cerence, Inc. (b)	184,617
20,048	ChargePoint Holdings, Inc. (b) (d)	176,222
1,886	Cirrus Logic, Inc. (b)	152,785
964	Cummins, Inc.	236,334
27,469	EVgo, Inc. (b) (d)	109,876
31,336	Fisker, Inc. (b) (d)	176,735
27,101	Ford Motor Co.	410,038
9,650	General Motors Co.	372,104
18,815	indie Semiconductor, Inc., Class A (b)	176,861
28,682	Intel Corp.	959,126
1,267	Lear Corp.	181,878
7,874	Livent Corp. (b)	215,984
20,777	Lucid Group, Inc. (b) (d)	143,154
29,502	Luminar Technologies, Inc. (b) (d)	202,974
5,916	Marvell Technology, Inc.	353,659
5,362	MaxLinear, Inc. (b)	169,225
3,721	Microchip Technology, Inc.	333,364
7,558	Micron Technology, Inc.	476,985
5,322	Microsoft Corp.	1,812,354
4,001	Mobileye Global, Inc., Class A (b)	153,718
176,746	Nikola Corp. (b) (d)	243,910
5,830	NVIDIA Corp.	2,466,207
2,978	ON Semiconductor Corp. (b)	281,659
3,560	PACCAR, Inc.	297,794
18,431	Plug Power, Inc. (b) (d)	191,498
1,831	Qorvo, Inc. (b)	186,817
7,717	QUALCOMM, Inc.	918,632
3,381	Rambus, Inc. (b)	216,959
11,928	Rivian Automotive, Inc., Class A (b)	198,720
1,012	Silicon Laboratories, Inc. (b)	159,633
1,378	SiTime Corp. (b)	162,563
1,577	Skyworks Solutions, Inc.	174,558
61,658	Solid Power, Inc. (b)	156,611
1,760	Synaptics, Inc. (b)	150,269
8,298	Tesla, Inc. (b)	2,172,167
Shares	Description	Value

	United States (Continued)
6,285	Texas Instruments, Inc.	$1,131,426
3,015	Wolfspeed, Inc. (b)	167,604
		22,649,411
	Total Common Stocks	38,917,543
	(Cost $38,600,278)
MONEY MARKET FUNDS — 1.3%
490,762	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.99% (i) (j)	490,762
	(Cost $490,762)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 4.2%
$1,654,229	BNP Paribas S.A., 5.01% (i), dated 06/30/23, due 07/03/23, with a maturity value of $1,654,919. Collateralized by U.S. Treasury Securities, interest rates of 1.25% to 1.50%, due 08/15/26 to 11/30/26. The value of the collateral including accrued interest is $1,689,221. (j)	1,654,229
	(Cost $1,654,229)

	Total Investments — 105.3%	41,062,534
	(Cost $40,745,269)
	Net Other Assets and Liabilities — (5.3)%	(2,070,857)
	Net Assets — 100.0%	$38,991,677

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Non-income producing security.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2023, securities noted as such are valued at $11,026,449 or 28.3% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $2,150,976 and the total value of the collateral held by the Fund is $2,144,991. On June 30,
2023, the last business day of the period, there was sufficient collateral based on the end of day market value from the
prior business day; however, as a result of market movement
from June 29 to June 30, the value of the related securities loaned was above the collateral value received.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Rate shown reflects yield as of June 30, 2023.
(j)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Information Technology	53.7%
Consumer Discretionary	28.1
Materials	6.7
Industrials	6.4
Communication Services	5.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	73.9%
South Korean Won	7.9
Euro	6.7
Japanese Yen	6.3
Hong Kong Dollar	2.2
Australian Dollar	2.0
Swedish Krona	0.6
Swiss Franc	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$350,583	$350,583	$—	$—
Cayman Islands	1,622,022	1,296,477	325,545	—
Chile	162,524	162,524	—	—
Jersey	190,806	190,806	—	—
Netherlands	1,409,120	978,237	430,883	— **
Switzerland	307,091	307,091	—	—
Taiwan	1,788,504	1,788,504	—	—
United Kingdom	167,461	167,461	—	—
United States	22,649,411	22,649,411	—	—
Other Country Categories*	10,270,021	—	10,270,021	—
Money Market Funds	490,762	490,762	—	—
Repurchase Agreements	1,654,229	—	1,654,229	—
Total Investments	$41,062,534	$28,381,856	$12,680,678	$— **

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Cloud Computing ETF (SKYY)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Canada — 2.7%
427,524	Open Text Corp.	$17,763,622
933,392	Shopify, Inc., Class A (b)	60,297,123
		78,060,745
	Germany — 1.3%
272,824	SAP SE, ADR	37,325,052
	Israel — 1.3%
466,900	Wix.com Ltd. (b)	36,530,256
	Netherlands — 0.5%
244,350	Elastic N.V. (b)	15,667,722
	United States — 94.1%
127,769	Adobe, Inc. (b)	62,477,763
772,625	Akamai Technologies, Inc. (b)	69,435,809
868,897	Alphabet, Inc., Class A (b)	104,006,971
885,400	Amazon.com, Inc. (b)	115,420,744
124,300	Appfolio, Inc., Class A (b)	21,397,002
830,893	Appian Corp., Class A (b)	39,550,507
2,134,374	AppLovin Corp., Class A (b)	54,917,443
641,827	Arista Networks, Inc. (b)	104,014,484
745,124	Asana, Inc., Class A (b)	16,422,533
295,264	Atlassian Corp., Class A (b)	49,548,252
242,551	Blackbaud, Inc. (b)	17,264,780
341,724	BlackLine, Inc. (b)	18,391,586
631,649	Box, Inc., Class A (b)	18,557,848
1,432,943	Cisco Systems, Inc.	74,140,471
1,029,125	Cloudflare, Inc., Class A (b)	67,273,901
1,681,812	Confluent, Inc., Class A (b)	59,384,782
111,119	Crowdstrike Holdings, Inc., Class A (b)	16,320,047
187,478	Datadog, Inc., Class A (b)	18,444,086
1,336,688	DigitalOcean Holdings, Inc. (b)	53,654,656
315,489	DocuSign, Inc. (b)	16,118,333
713,144	Domo, Inc., Class B (b)	10,454,691
772,961	Dropbox, Inc., Class A (b)	20,614,870
1,672,301	Eventbrite, Inc., Class A (b)	15,970,474
740,781	Everbridge, Inc. (b)	19,927,009
2,639,603	Fastly, Inc., Class A (b)	41,626,539
1,554,476	HashiCorp, Inc., Class A (b)	40,696,182
3,701,852	Hewlett Packard Enterprise Co.	62,191,114
103,054	HubSpot, Inc. (b)	54,834,003
830,246	International Business Machines Corp.	111,095,217
42,455	Intuit, Inc.	19,452,456
21,593,963	Lumen Technologies, Inc.	48,802,356
325,106	Microsoft Corp.	110,711,597
302,828	MongoDB, Inc. (b)	124,459,280
804,532	NetApp, Inc.	61,466,245
3,604,370	Nutanix, Inc., Class A (b)	101,102,578
1,007,754	Oracle Corp.	120,013,424
83,385	Palo Alto Networks, Inc. (b)	21,305,701
Shares	Description	Value

	United States (Continued)
63,519	Paycom Software, Inc.	$20,404,844
103,002	Paylocity Holding Corp. (b)	19,006,959
3,708,282	Pure Storage, Inc., Class A (b)	136,538,943
611,043	Q2 Holdings, Inc. (b)	18,881,229
140,928	Qualys, Inc. (b)	18,203,670
1,432,773	RingCentral, Inc., Class A (b)	46,894,660
238,968	Salesforce, Inc. (b)	50,484,380
97,986	ServiceNow, Inc. (b)	55,065,192
358,886	Smartsheet, Inc., Class A (b)	13,730,978
107,605	Snowflake, Inc., Class A (b)	18,936,328
537,624	Splunk, Inc. (b)	57,036,530
410,842	Sprout Social, Inc., Class A (b)	18,964,467
605,429	Squarespace, Inc., Class A (b)	19,095,231
848,525	Toast, Inc., Class A (b)	19,151,209
253,905	Trade Desk (The), Inc., Class A (b)	19,606,544
766,744	Twilio, Inc., Class A (b)	48,780,253
107,384	Veeva Systems, Inc., Class A (b)	21,233,038
83,936	Workday, Inc., Class A (b)	18,960,303
551,112	Workiva, Inc. (b)	56,026,046
265,061	Zoom Video Communications, Inc., Class A (b)	17,992,341
131,337	Zscaler, Inc. (b)	19,214,603
1,649,080	Zuora, Inc., Class A (b)	18,090,408
		2,713,763,890

	Total Investments — 99.9%	2,881,347,665
	(Cost $2,878,591,108)
	Net Other Assets and Liabilities — 0.1%	2,738,734
	Net Assets — 100.0%	$2,884,086,399

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Information Technology	86.7%
Communication Services	6.5
Consumer Discretionary	4.0
Industrials	1.4
Health Care	0.7
Financials	0.7
Total	100.0%

First Trust Cloud Computing ETF (SKYY)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,881,347,665	$2,881,347,665	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.8%
	Australia — 1.9%
1,095,773	Lottery (The) Corp. (b)	$3,756,605
	Bermuda — 1.5%
39,905	Arch Capital Group Ltd. (c)	2,986,889
	Brazil — 0.4%
447,871	Grupo Mateus S.A. (c)	740,808
	Canada — 2.6%
35,831	Brookfield Asset Management Ltd., Class A	1,169,528
42,762	GFL Environmental, Inc.	1,659,166
7,613	Intact Financial Corp.	1,175,439
23,522	Open Text Corp.	977,339
		4,981,472
	Cayman Islands — 16.6%
127,386	Alibaba Group Holding Ltd., ADR (c)	10,617,623
51,313	Li Auto, Inc., ADR (c) (d)	1,801,086
91,490	MINISO Group Holding Ltd., ADR	1,554,415
49,213	New Oriental Education & Technology Group, Inc., ADR (c)	1,943,421
232,086	NU Holdings Ltd., Class A (c)	1,831,159
128,156	PDD Holdings, Inc., ADR (c)	8,860,706
115,232	Star CM Holdings Ltd. (b) (c)	1,590,600
121,629	Trip.com Group Ltd., ADR (c)	4,257,015
		32,456,025
	Denmark — 5.4%
65,304	Novo Nordisk A/S, ADR	10,568,146
	Germany — 13.3%
83,413	Daimler Truck Holding AG (b)	3,006,391
118,719	Dr. Ing hc F Porsche AG (Preference Shares) (b) (e) (f)	14,748,341
462,952	Siemens Energy AG (b) (c)	8,185,847
		25,940,579
	Ireland — 4.3%
163,120	nVent Electric PLC	8,428,410
	Israel — 1.0%
23,783	Global-e Online Ltd. (c)	973,676
6,221	Monday.com Ltd. (c)	1,065,160
		2,038,836
	Italy — 3.4%
174,890	Lottomatica Group S.p.A. (c)	1,663,366
153,311	Stevanato Group S.p.A.	4,964,210
		6,627,576
	Japan — 9.9%
340,300	Renesas Electronics Corp. (b) (c)	6,422,249
18,500	Socionext, Inc. (b)	2,714,395
208,017	SoftBank Corp. (b)	2,222,724
Shares	Description	Value

	Japan (Continued)
164,962	Takeda Pharmaceutical Co., Ltd., ADR	$2,591,553
135,100	TDK Corp. (b)	5,269,555
		19,220,476
	Luxembourg — 3.0%
91,822	Allegro.eu S.A. (b) (c) (e) (f)	723,528
501,620	Samsonite International S.A. (b) (c) (e) (f)	1,418,478
23,600	Spotify Technology S.A. (c)	3,788,980
		5,930,986
	Netherlands — 6.9%
145,396	Prosus N.V. (b)	10,647,979
124,985	Technip Energies N.V. (b)	2,879,172
		13,527,151
	Saudi Arabia — 6.6%
35,796	Dr. Sulaiman Al Habib Medical Services Group Co. (b)	2,738,744
37,403	Elm Co. (b)	5,824,192
118,347	Saudi Aramco Base Oil Co. (b)	4,351,265
		12,914,201
	South Korea — 15.5%
42,484	Ecopro BM Co., Ltd. (b)	8,081,692
42,410	LG Energy Solution Ltd. (b) (c)	17,879,725
57,813	SK IE Technology Co., Ltd. (b) (c) (e) (f)	4,283,130
		30,244,547
	Sweden — 1.6%
17,885	BioArctic AB (b) (c) (e) (f)	467,870
86,878	Nordnet AB publ (b)	1,163,972
71,774	Swedish Orphan Biovitrum AB (b) (c)	1,402,842
		3,034,684
	Taiwan — 1.0%
772,248	Pegatron Corp. (b)	1,859,265
	United Arab Emirates — 1.1%
1,390,636	Emaar Development PJSC (b)	2,195,137
	United Kingdom — 2.3%
668,571	Haleon PLC (b)	2,744,135
145,958	Rentokil Initial PLC (b)	1,141,205
82,457	Wise PLC, Class A (b) (c)	689,226
		4,574,566
	United States — 1.5%
2,121	SolarEdge Technologies, Inc. (c)	570,655
39,910	Yum China Holdings, Inc.	2,254,915
		2,825,570
	Total Common Stocks	194,851,929
	(Cost $182,544,787)

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
113,711	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.99% (g) (h)	$113,711
	(Cost $113,711)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$383,289	BNP Paribas S.A., 5.01% (g), dated 06/30/23, due 07/03/23, with a maturity value of $383,449. Collateralized by U.S. Treasury Securities, interest rates of 1.25% to 1.50%, due 08/15/26 to 11/30/26. The value of the collateral including accrued interest is $391,397. (h)	$383,289
	(Cost $383,289)

	Total Investments — 100.1%	195,348,929
	(Cost $183,041,787)
	Net Other Assets and Liabilities — (0.1)%	(170,825)
	Net Assets — 100.0%	$195,178,104

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2023, securities noted as such are valued at $118,408,264 or 60.7% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)	Non-income producing security.
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $498,420 and the total value of the collateral held by the Fund is $497,000. On June 30, 2023,
the last business day of the period, there was sufficient
collateral based on the end of day market value from the
prior business day; however, as a result of market movement
from June 29 to June 30, the value of the related securities loaned was above the collateral value received.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of June 30, 2023.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	33.5%
Industrials	24.8
Information Technology	12.7
Health Care	11.7
Financials	4.6
Materials	4.4
Communication Services	3.9
Consumer Staples	1.8
Energy	1.5
Real Estate	1.1
Total	100.0%

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Currency Exposure Diversification	% of Total Investments
United States Dollar	37.0%
Euro	21.1
South Korean Won	15.5
Japanese Yen	8.5
Saudi Arabia Riyal	6.6
British Pound Sterling	2.3
Australian Dollar	1.9
Swedish Krona	1.6
Hong Kong Dollar	1.5
Canadian Dollar	1.2
United Arab Emirates Dirham	1.1
New Taiwan Dollar	0.9
Brazilian Real	0.4
Polish Zloty	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$2,986,889	$2,986,889	$—	$—
Brazil	740,808	740,808	—	—
Canada	4,981,472	4,981,472	—	—
Cayman Islands	32,456,025	30,865,425	1,590,600	—
Denmark	10,568,146	10,568,146	—	—
Ireland	8,428,410	8,428,410	—	—
Israel	2,038,836	2,038,836	—	—
Italy	6,627,576	6,627,576	—	—
Japan	19,220,476	2,591,553	16,628,923	—
Luxembourg	5,930,986	3,788,980	2,142,006	—
United States	2,825,570	2,825,570	—	—
Other Country Categories*	98,046,735	—	98,046,735	—
Money Market Funds	113,711	113,711	—	—
Repurchase Agreements	383,289	—	383,289	—
Total Investments	$195,348,929	$76,557,376	$118,791,553	$—

*	See Portfolio of Investments for country breakout.

First Trust Nasdaq Cybersecurity ETF (CIBR)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 100.0%
	Canada — 2.9%
3,523,027	Open Text Corp.	$146,532,393
	France — 3.1%
1,053,039	Thales S.A. (b)	157,776,077
	India — 5.9%
18,360,146	Infosys Ltd., ADR	295,047,546
	Israel — 6.3%
1,172,028	Check Point Software Technologies Ltd. (c)	147,230,158
945,395	CyberArk Software Ltd. (c)	147,793,600
1,047,082	Radware Ltd. (c)	20,302,920
		315,326,678
	Japan — 3.0%
3,077,973	Trend Micro, Inc. (b)	148,993,762
	South Korea — 0.2%
256,231	Ahnlab, Inc. (b)	12,474,242
	United Kingdom — 1.4%
14,340,759	Darktrace PLC (b) (c)	56,115,933
10,827,327	NCC Group PLC	13,296,958
		69,412,891
	United States — 77.2%
1,934,661	A10 Networks, Inc.	28,226,704
1,587,938	Akamai Technologies, Inc. (c)	142,707,988
1,454,374	Booz Allen Hamilton Holding Corp.	162,308,138
362,098	Broadcom, Inc.	314,094,668
5,890,107	Cisco Systems, Inc.	304,754,136
2,115,108	Cloudflare, Inc., Class A (c)	138,264,610
913,512	Crowdstrike Holdings, Inc., Class A (c)	134,167,507
991,195	F5, Inc. (c)	144,972,181
4,281,599	Fortinet, Inc. (c)	323,646,068
8,339,844	Gen Digital, Inc.	154,704,106
4,816,625	Juniper Networks, Inc.	150,904,861
1,873,954	Leidos Holdings, Inc.	165,807,450
1,978,672	NetScout Systems, Inc. (c)	61,239,898
1,609,252	Okta, Inc. (c)	111,601,626
993,297	OneSpan, Inc. (c)	14,740,528
1,371,019	Palo Alto Networks, Inc. (c)	350,309,065
1,060,339	Qualys, Inc. (c)	136,963,989
1,812,392	Rapid7, Inc. (c)	82,065,110
1,502,938	Science Applications International Corp.	169,050,466
6,841,946	SentinelOne, Inc., Class A (c)	103,313,385
1,473,268	Splunk, Inc. (c)	156,299,002
3,188,921	Tenable Holdings, Inc. (c)	138,877,510
3,294,704	Varonis Systems, Inc. (c)	87,803,862
Shares	Description	Value

	United States (Continued)
655,029	VeriSign, Inc. (c)	$148,016,903
1,079,721	Zscaler, Inc. (c)	157,963,182
		3,882,802,943

	Total Investments — 100.0%	5,028,366,532
	(Cost $4,631,110,601)
	Net Other Assets and Liabilities — 0.0%	2,438,855
	Net Assets — 100.0%	$5,030,805,387

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2023, securities noted as such are valued at $375,360,014 or 7.5% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Information Technology	87.0%
Industrials	13.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	89.4%
Euro	3.1
Japanese Yen	3.0
Canadian Dollar	2.9
British Pound Sterling	1.4
South Korean Won	0.2
Total	100.0%

First Trust Nasdaq Cybersecurity ETF (CIBR)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
France	$157,776,077	$—	$157,776,077	$—
Japan	148,993,762	—	148,993,762	—
South Korea	12,474,242	—	12,474,242	—
United Kingdom	69,412,891	13,296,958	56,115,933	—
Other Country Categories*	4,639,709,560	4,639,709,560	—	—
Total Investments	$5,028,366,532	$4,653,006,518	$375,360,014	$—

*	See Portfolio of Investments for country breakout.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.8%
	Bahamas — 0.1%
265	OneSpaWorld Holdings Ltd. (b)	$3,207
	Belgium — 1.8%
662	Azelis Group N.V. (c)	15,104
5,372	Euronav N.V. (c)	81,508
		96,612
	Bermuda — 3.9%
1,515	Arch Capital Group Ltd. (b)	113,398
9,301	AutoStore Holdings Ltd. (b) (c) (d) (e)	20,360
2,241	Conduit Holdings Ltd.	13,120
13,748	Hafnia Ltd. (c)	67,186
		214,064
	Cayman Islands — 2.6%
910	IHS Holding Ltd. (b)	8,900
1,001	MoonLake Immunotherapeutics (b)	51,051
3,656	Opera Ltd., ADR	72,645
401	Patria Investments Ltd., Class A	5,734
		138,330
	Cyprus — 0.0%
1,795	HeadHunter Group PLC, ADR (b) (c) (f) (g)	0
	Denmark — 9.6%
150	Better Collective A/S (b)	3,101
2,680	Cadeler A/S (b)	11,211
2,701	H Lundbeck A/S (c)	12,858
3,059	Novo Nordisk A/S, Class B (c)	494,150
		521,320
	Finland — 1.5%
1,808	Kempower OYJ (b)	67,078
2,070	Puuilo OYJ (c)	16,372
		83,450
	France — 2.3%
260	La Francaise des Jeux SAEM (c) (d) (e)	10,233
2,986	Verallia S.A. (c) (d) (e)	112,161
		122,394
	Germany — 19.7%
327	BioNTech SE, ADR (b)	35,293
3,349	Daimler Truck Holding AG (c)	120,706
3,954	Dr. Ing hc F Porsche AG (Preference Shares) (c) (d) (e)	491,201
7,165	E. ON SE (c)	91,529
286	Hensoldt AG (c)	9,394
15,178	Siemens Energy AG (b) (c)	268,375
759	TeamViewer SE (b) (c) (d) (e)	12,200
Shares	Description	Value

	Germany (Continued)
1,356	Traton SE (c)	$29,045
109	Vitesco Technologies Group AG, Class A (b) (c)	8,989
		1,066,732
	Ireland — 8.9%
3,089	Dole PLC	41,763
189	ICON PLC (b)	47,288
7,640	nVent Electric PLC	394,759
		483,810
	Israel — 2.4%
2,228	Global-e Online Ltd. (b)	91,214
276	JFrog Ltd. (b)	7,645
162	Monday.com Ltd. (b)	27,738
151	Nano-X Imaging Ltd. (b)	2,339
		128,936
	Italy — 7.6%
271	Carel Industries S.p.A. (c) (d) (e)	8,166
2,274	Eurogroup Laminations S.p.A. (b)	16,303
3,830	Industrie De Nora S.p.A. (c)	80,507
263	Intercos S.p.A.	4,420
2,199	Italgas S.p.A. (c)	13,037
6,826	Lottomatica Group S.p.A. (b)	64,921
95	Sanlorenzo S.p.A. (c)	4,086
6,462	Stevanato Group S.p.A.	209,239
1,630	Technoprobe S.p.A. (b) (c)	12,885
		413,564
	Jersey — 0.1%
1,081	Yellow Cake PLC (b) (c) (d) (e)	5,624
	Luxembourg — 5.1%
2,867	Allegro.eu S.A. (b) (c) (d) (e)	22,591
1,356	InPost S.A. (b) (c)	14,716
1,474	Spotify Technology S.A. (b)	236,651
		273,958
	Netherlands — 11.5%
1,011	Ariston Holding N.V. (c)	10,690
847	Ermenegildo Zegna N.V.	10,740
209	Immatics N.V. (b)	2,412
2,811	Iveco Group N.V. (b) (c)	25,350
1,170	Pepco Group N.V. (b) (c) (e)	10,602
4,358	Prosus N.V. (c)	319,155
8,293	Technip Energies N.V. (c)	191,039
2,470	Universal Music Group N.V. (c)	54,871
		624,859
	Norway — 1.6%
244	Crayon Group Holding ASA (b) (c) (d) (e)	2,388
3,171	Europris ASA (c) (d) (e)	21,144
4,657	Hoegh Autoliners ASA (c)	26,393
1,344	Kahoot! ASA (b) (c)	3,666

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Norway (Continued)
2,717	Orkla ASA (c)	$19,536
1,329	Telenor ASA (c)	13,475
		86,602
	Sweden — 8.5%
4,764	Alleima AB (c)	21,697
2,393	BioArctic AB (b) (c) (d) (e)	62,601
3,591	BoneSupport Holding AB (b) (c) (d) (e)	42,512
414	Engcon AB (c)	3,690
3,238	EQT AB (c)	62,337
3,202	Hemnet Group AB	56,052
416	Medicover AB, Class B (c)	6,316
503	Munters Group AB (c) (d) (e)	5,712
7,460	Nordnet AB publ (c)	99,948
339	Olink Holding AB, ADR (b)	6,356
743	OX2 AB (b) (c)	5,029
4,554	Storskogen Group AB, Class B (c)	4,162
139	Surgical Science Sweden AB (b) (c)	3,115
2,521	Swedish Orphan Biovitrum AB (b) (c)	49,274
8,083	Volvo Car AB, Class B (b) (c)	32,160
		460,961
	Switzerland — 5.6%
1,282	Accelleron Industries AG (c)	30,800
1,329	Alcon, Inc. (c)	110,257
1,704	On Holding AG, Class A (b)	56,232
1,037	SIG Group AG (c)	28,649
1,291	Softwareone Holding AG (c)	25,625
3,012	Sportradar Holding AG, Class A (b)	38,855
271	Stadler Rail AG (c)	10,588
		301,006
	United Kingdom — 5.9%
20,389	Airtel Africa PLC (d) (e)	27,914
2,469	Aston Martin Lagonda Global Holdings PLC (b) (c) (d) (e)	11,152
792	Big Technologies PLC (b)	2,796
653	Bytes Technology Group PLC	4,375
3,800	Dowlais Group PLC (b)	6,129
1,532	Finablr PLC (b) (c) (d) (f) (g)	0
12,525	Haleon PLC (c)	51,408
131	Immunocore Holdings PLC, ADR (b)	7,855
32,019	M&G PLC (c)	77,924
1,453	Network International Holdings PLC (b) (d) (e)	7,079
2,257	Oxford Nanopore Technologies PLC (b)	6,111
Shares	Description	Value

	United Kingdom (Continued)
6,836	Rentokil Initial PLC (c)	$53,449
7,724	Wise PLC, Class A (b) (c)	64,562
		320,754
	United States — 1.0%
992	Playtika Holding Corp. (b)	11,507
534	Soho House & Co., Inc. (b)	2,894
153	SolarEdge Technologies, Inc. (b)	41,165
		55,566
	Virgin Islands — 0.1%
94	Establishment Labs Holdings, Inc. (b)	6,449

	Total Investments — 99.8%	5,408,198
	(Cost $4,878,822)
	Net Other Assets and Liabilities — 0.2%	11,527
	Net Assets — 100.0%	$5,419,725

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Non-income producing security.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2023, securities noted as such are valued at $3,584,259 or 66.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value
between the foreign markets’ close and the New York Stock
Exchange close exceeding a certain threshold. On days when
this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they
are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	22.8%
Industrials	22.7
Health Care	21.4
Financials	8.2
Communication Services	7.7
Energy	6.3
Information Technology	3.8
Materials	3.0
Consumer Staples	2.2
Utilities	1.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	39.8%
United States Dollar	28.4
Danish Krone	9.4
Swedish Krona	8.5
British Pound Sterling	6.1
Swiss Franc	3.8
Norwegian Krone	3.4
Polish Zloty	0.6
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Belgium	$96,612	$—	$96,612	$—
Bermuda	214,064	126,518	87,546	—
Cyprus	— **	—	—	— **
Denmark	521,320	14,312	507,008	—
Finland	83,450	67,078	16,372	—
France	122,394	—	122,394	—
Germany	1,066,732	35,293	1,031,439	—
Italy	413,564	294,883	118,681	—
Jersey	5,624	—	5,624	—
Luxembourg	273,958	236,651	37,307	—
Netherlands	624,859	13,152	611,707	—
Norway	86,602	—	86,602	—
Sweden	460,961	62,408	398,553	—
Switzerland	301,006	95,087	205,919	—
United Kingdom	320,754	62,259	258,495	— **
Other Country Categories*	816,298	816,298	—	—
Total Investments	$5,408,198	$1,823,939	$3,584,259	$— **

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Dow Jones International Internet ETF (FDNI)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 98.2%
	Australia — 2.7%
11,714	carsales.com Ltd. (b)	$187,326
1,602	REA Group Ltd. (b)	153,894
11,077	SEEK Ltd. (b)	161,820
5,469	WiseTech Global Ltd. (b)	293,348
		796,388
	Canada — 8.8%
2,642	Descartes Systems Group (The), Inc. (c)	211,639
37,298	Shopify, Inc., Class A (c)	2,410,610
		2,622,249
	Cayman Islands — 47.1%
275,181	Alibaba Group Holding Ltd. (b) (c)	2,864,588
70,543	Baidu, Inc., Class A (b) (c)	1,203,166
32,619	JD Health International, Inc. (b) (c) (d) (e)	207,191
65,130	JD.com, Inc., Class A (b)	1,110,764
61,005	Kuaishou Technology (b) (c) (d) (e)	419,297
148,569	Meituan, Class B (b) (c) (d) (e)	2,329,698
56,974	NetEase, Inc. (b)	1,103,524
16,907	PDD Holdings, Inc., ADR (c)	1,168,950
11,346	Sea Ltd., ADR (c)	658,522
68,902	Tencent Holdings Ltd. (b)	2,921,526
		13,987,226
	Germany — 2.1%
6,001	Delivery Hero SE (b) (c) (d) (e)	264,765
2,332	Scout24 SE (b) (d) (e)	147,769
6,966	Zalando SE (b) (c) (d) (e)	200,895
		613,429
	Indonesia — 0.7%
28,358,302	GoTo Gojek Tokopedia Tbk PT (b) (c)	209,277
	Ireland — 3.2%
4,765	Flutter Entertainment PLC (b) (c)	959,010
	Isle Of Man — 1.0%
18,311	Entain PLC (b)	296,085
	Israel — 0.5%
1,767	Wix.com Ltd. (c)	138,250
	Japan — 3.1%
13,272	M3, Inc. (b)	289,391
14,082	Nexon Co., Ltd. (b)	270,046
45,873	Rakuten Group, Inc. (b)	159,846
83,076	Z Holdings Corp. (b)	200,220
		919,503
	Luxembourg — 2.4%
4,391	Spotify Technology S.A. (c)	704,975
Shares	Description	Value

	Netherlands — 13.4%
774	Adyen N.V. (b) (c) (d) (e)	$1,340,314
36,140	Prosus N.V. (b)	2,646,689
15,088	Yandex N.V., Class A (b) (c) (f) (g)	0
		3,987,003
	New Zealand — 1.2%
4,369	Xero Ltd. (b) (c)	350,045
	South Africa — 4.1%
6,771	Naspers Ltd., Class N (b)	1,223,257
	South Korea — 4.3%
9,705	Kakao Corp.	361,640
1,102	Krafton, Inc. (b) (c)	164,122
4,642	NAVER Corp. (b)	649,810
492	NCSoft Corp. (b)	110,796
		1,286,368
	United Kingdom — 1.7%
28,655	Auto Trader Group PLC (b) (d) (e)	222,493
12,760	IG Group Holdings PLC (b)	109,785
25,873	Rightmove PLC (b)	171,881
		504,159
	United States — 1.9%
31,910	Coupang, Inc. (c)	555,234

	Total Investments — 98.2%	29,152,458
	(Cost $40,660,691)
	Net Other Assets and Liabilities — 1.8%	533,502
	Net Assets — 100.0%	$29,685,960

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2023, securities noted as such are valued at $22,942,638 or 77.3% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)	Non-income producing security.

First Trust Dow Jones International Internet ETF (FDNI)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	48.0%
Communication Services	33.6
Information Technology	11.7
Financials	5.0
Health Care	1.0
Consumer Staples	0.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	41.7%
Euro	19.1
United States Dollar	11.1
Canadian Dollar	9.0
South Korean Won	4.4
South African Rand	4.2
Australian Dollar	3.9
Japanese Yen	3.2
British Pound Sterling	2.7
Indonesia Rupiah	0.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$2,622,249	$2,622,249	$—	$—
Cayman Islands	13,987,226	1,827,472	12,159,754	—
Israel	138,250	138,250	—	—
Luxembourg	704,975	704,975	—	—
Netherlands	3,987,003	—	3,987,003	— **
South Korea	1,286,368	361,640	924,728	—
United States	555,234	555,234	—	—
Other Country Categories*	5,871,153	—	5,871,153	—
Total Investments	$29,152,458	$6,209,820	$22,942,638	$— **

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Exchange-Traded Fund II
Additional Information
June 30, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
First Trust BICK Index Fund
First Trust Cloud Computing ETF
First Trust Nasdaq Cybersecurity ETF
Nasdaq®, ISE BICKTM Index, ISE CTA Cloud ComputingTM Index, and Nasdaq CTA CybersecurityTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund
First Trust Global Wind Energy ETF
Nasdaq®, Clean Edge®, Nasdaq Clean Edge Smart Grid InfrastructureTM Index, and ISE Clean Edge Global Wind EnergyTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust Dow Jones Global Select Dividend Index Fund
First Trust Dow Jones International Internet ETF
Dow Jones Global Select Dividend Index and Dow Jones International Internet Index (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
First Trust Alerian Disruptive Technology Real Estate ETF
First Trust Alerian U.S. NextGen Infrastructure ETF
Alerian, Alerian Disruptive Technology Real Estate Index and Alerian U.S. NextGen Infrastructure Index (“the Alerian Indexes”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Funds are not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Alerian Indexes to track general market performances. VettaFi’s only relationship to the Funds is the licensing of the service marks and the Alerian Indexes, which is determined, composed and

First Trust Exchange-Traded Fund II
Additional Information (Continued)
June 30, 2023 (Unaudited)
calculated by VettaFi without regard to First Trust Advisors L.P. or the Funds. VettaFi is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds issued by First Trust Advisors L.P. VettaFi has no obligation or liability in connection with the issuance, administration, marketing or trading of the Funds.
First Trust Indxx Global Agriculture ETF
First Trust Indxx Global Natural Resources Income ETF
First Trust Indxx NextG ETF
Indxx, Indxx Global Agriculture Index, Indxx Global Natural Resources Income Index and Indxx 5G & NextG Thematic IndexSM (“Indxx Indexes”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such products. The Indxx Indexes are determined, composed and calculated by Indxx without regard to First Trust or the Funds.
First Trust International Equity Opportunities ETF
First Trust IPOX® Europe Equity Opportunities ETF
IPOX®, IPOX® International Index, and IPOX®-100 Europe Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Funds are not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Funds. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
First Trust STOXX® European Select Dividend Index Fund
The STOXX® Europe Select Dividend 30 Index (“STOXX Index”) is the intellectual property (including registered trademarks) of STOXX Ltd., Zug, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. The Fund is neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or  specifically in relation to any errors, omissions or interruptions in the STOXX Index or its data.
First Trust S-Network Future Vehicles & Technology ETF
S-Network and S-Network Electric & Future Vehicle Ecosystem Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. VettaFi’s only relationship to the Fund is the licensing of the service marks and the Index, which is determined, composed and calculated by VettaFi without regard to First Trust Advisors L.P. or the Fund. VettaFi is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund issued by First Trust Advisors L.P. VettaFi has no obligation or liability in connection with the issuance, administration, marketing or trading of the Fund.